LETTER FROM THE PRESIDENT
December 31, 2000

ARTHUR D. ALLY
--------------------------------------------------------------------------------

I am pleased to report that every one of our Timothy Plan funds performed very well in a negative, volatile market environment over the past year. As you can see in the following report(s), each of our established funds posted positive returns for the year 2000 and clearly out-performed their respective indexes by respectable margins.

Returns for the Year Ended December 31, 2000

---------------------------------------- ------------------ ---------- ------------------------------
Fund/Index                                   12 Months       5 Years    Average Annual Total Return
                                           Total Return     Average           Since Inception
                                                            Annual
                                                                          Return
---------------------------------------- ------------------ ---------- ------------------------------
Timothy Small Cap Value Fund  Class A
Class A (a) (With sales charge)                5.14%          7.67%                6.34%
----------------------------------------------------------- ---------- ------------------------------
Russell 2000 Index (a)                        -3.02%          9.98%               10.98%
---------------------------------------- ------------------ ---------- ------------------------------
Timothy Small Cap Value Fund  Class B
Class B (b) (With CDSC)                        5.87%          7.94%                7.44%
---------------------------------------- ------------------ ---------- ------------------------------
Russell 2000 Index (b)                        -3.02%         10.31%               10.16%
---------------------------------------- ------------------ ---------- ------------------------------

(a) For the period March 24, 1994 (commencement of investment in accordance with objective) to December 31, 2000. (b) For the period August 25, 1995
(commencement of investment in accordance with objective) to December 31, 2000.

       Date        Timothy Small-Cap A  vs   Russell 2000 Index

      3/24/94                9,450              10,000
      3/31/94                9,223              10,000
      6/30/94                9,006               9,571
      9/30/94                9,289              10,202
     12/31/94                9,181               9,972
      3/31/95                9,362              10,387
      6/30/95                9,837              11,297
      9/30/95               10,037              12,363
     12/31/95                9,909              12,585
      3/31/96               10,263              13,175
      6/30/96               10,470              13,819
      9/30/96               10,401              13,797
     12/31/96               11,069              14,443
      3/31/97               10,990              13,696
      6/30/97               12,497              15,916
      9/30/97               13,787              18,285
     12/31/97               13,432              17,673
      3/31/98               14,145              19,451
      6/30/98               13,575              18,544
      9/30/98               10,428              14,808
     12/31/98               12,022              17,223
      3/31/99               10,223              16,289
      6/30/99               12,254              18,822
      9/30/99               11,647              17,632
     12/31/99               13,535              20,884
      3/31/00               15,412              22,363
      6/30/00               14,860              21,518
      9/30/00               14,871              21,756
     12/31/00               15,174              20,253


The chart shows the value of a hypothetical initial investment of $10,000 in the Fund A shares, and the Russell 2000 Index on March 24, 1994 and held through December 31, 2000. The Russell 2000 Index is widely recognized, unmanaged index of common stock prices. Performance figures include the change in value of the stocks in the index and the reinvestment of dividends; they are not annualized. The index return does not reflect expenses, which have been deducted from the Fund's return. The Fund's return represents past performance and is not predictive of future results.

                         Timothy Small-Cap   vs   Russell 2000 Index
                           Value Fund B
      8/25/95                 10,000                   10,000
      9/30/95                 10,067                   10,218
     12/31/95                  9,954                   10,440
      3/31/96                 10,300                   10,972
      6/30/96                 10,487                   11,521
      9/30/96                 10,399                   11,560
     12/31/96                 11,147                   12,161
      3/31/97                 11,058                   11,533
      6/30/97                 12,528                   13,402
      9/30/97                 13,800                   15,397
     12/31/97                 13,432                   14,881
      3/31/98                 14,107                   16,378
      6/30/98                 13,509                   15,614
      9/30/98                 10,353                   12,469
     12/31/98                 11,931                   14,502
      3/31/99                 10,113                   13,716
      6/30/99                 12,109                   15,849
      9/30/99                 11,418                   14,847
     12/31/99                 13,246                   17,585
      3/31/00                 15,086                   18,831
      6/30/00                 14,540                   18,119
      9/30/00                 14,540                   18,319
     12/31/00                 14,686                   17,054

The chart shows the value of a hypothetical initial investment of $10,000 in the Fund B shares, and the Russell 2000 Index on August 25, 1995 and held through December 31, 2000. The Russell 2000 Index is widely recognized, unmanaged index of common stock prices. Performance figures include the change in value of the stocks in the index and the reinvestment of dividends; they are not annualized. The index return does not reflect expenses, which have been deducted from the Fund's return. The Fund's return represents past performance and is not predictive of future results.

Returns for the Year Ended December 31, 2000

-------------------------------------------- ------------------ -----------------------------
Fund/Index                                       12 Months      Average Annual Total Return
                                               Total Return           Since Inception
-------------------------------------------- ------------------ -----------------------------
Timothy Large/Mid- Cap Value Fund -
Class A (e)(With sales charge)                       6.17%                 2.18%
-------------------------------------------- ------------------ -----------------------------
S&P 500 Index (e)                                   -9.10%                -2.69%
-------------------------------------------- ------------------ -----------------------------
Timothy Large/Mid- Cap Value Fund -
Class B (f)(With CDSC)                               8.73%                 3.53%
-------------------------------------------- ------------------ -----------------------------
S&P 500 Index (f)                                   -9.10%                -3.24%
-------------------------------------------- ------------------ -----------------------------

(e) For the period July 14, 1999 (commencement of investment in accordance with objective) to December 31, 2000. (f) For the period July 15, 1999 (commencement of investment in accordance with objective) to December 31, 2000.

                        Timothy Large/Mid-Cap  vs  S&P 500 INDEX
                             Value Fund A
      7/14/99                   9,450                  10,000
      7/31/99                   9,469                   9,507
      8/31/99                   9,384                   9,460
      9/30/99                   8,996                   9,201
     10/31/99                   9,081                   9,783
     11/30/99                   8,959                   9,982
     12/31/99                   9,187                  10,569
      1/31/00                   8,400                  10,038
      2/29/00                   7,830                   9,848
      3/31/00                   8,855                  10,811
      4/28/00                   8,988                  10,486
      5/31/00                   9,330                  10,271
      6/30/00                   9,036                  10,524
      7/31/00                   9,045                  10,360
      8/31/00                   9,814                  11,003
      9/30/00                   9,605                  10,422
     10/31/00                  10,032                  10,378
     11/30/00                   9,491                   9,560
     12/31/00                  10,322                   9,607

The chart shows the value of a hypothetical initial investment of $10,000 in the Fund A shares, and the S&P 500 Index on July 14, 1999 and held through December 31, 2000. The S&P 500 Index is widely recognized, unmanaged index of common stock prices. Performance figures include the change in value of the stocks in the index and the reinvestment of dividends; they are not annualized. The index return does not reflect expenses, which have been deducted from the Fund's return. The Fund's return represents past performance and is not predictive of future results.
                        Timothy Large/Mid-Cap  vs  S&P 500 INDEX
                            Value Fund B
      7/15/99                  10,000                  10,000
      7/31/99                   9,520                   9,429
      8/31/99                   9,348                   9,383
      9/30/99                   8,940                   9,126
     10/31/99                   9,016                   9,703
     11/30/99                   8,864                   9,900
     12/31/99                   8,931                  10,483
      1/31/00                   8,302                   9,957
      2/29/00                   7,739                   9,768
      3/31/00                   8,750                  10,723
      4/28/00                   8,903                  10,401
      5/31/00                   9,227                  10,187
      6/30/00                   8,931                  10,438
      7/31/00                   8,941                  10,275
      8/31/00                   9,705                  10,913
      9/30/00                   9,466                  10,337
     10/31/00                   9,896                  10,293
     11/30/00                   9,342                   9,482
     12/31/00                  10,523                   9,529

The chart shows the value of a hypothetical initial investment of $10,000 in the Fund B shares, and the S&P 500 Index on July 15, 1999 and held through December 31, 2000. The S&P 500 Index is widely recognized, unmanaged index of common stock prices. Performance figures include the change in value of the stocks in the index and the reinvestment of dividends; they are not annualized. The index return does not reflect expenses, which have been deducted from the Fund's return. The Fund's return represents past performance and is not predictive of future results.

Returns for the Year Ended December 31, 2000

---------------------------------------------- -------------- -------------------------
Fund/Index                                       12 Months      Average Annual Total
                                               Total Return            Return
                                                                  Since Inception
---------------------------------------------- -------------- -------------------------
Timothy Fixed Income Fund - Class A (c)
(With sales charge)                                   -2.02%           -1.80%
---------------------------------------------- -------------- -------------------------
Dow Jones Bond Index (c)                               0.25%           -2.97%
---------------------------------------------- -------------- -------------------------
Timothy Fixed Income Fund - Class B (d)
(With CDSC)                                           -2.88%           -1.86%
---------------------------------------------- -------------- -------------------------
Dow Jones Bond Index (d)                               0.25%           -2.31%
---------------------------------------------- -------------- -------------------------

(c) For the period July 14, 1999 (commencement of investment in accordance with objective) to December 31, 2000. (d) For the period August 5, 1999 (commencement of investment in accordance with objective) to December 31, 2000.

                          Timothy Fixed Dow Jones Bond
                        Income Fund (A)   vs      Index
      7/14/99                9,575               10,000
      7/31/99                9,518                9,907
      8/31/99                9,594                9,789
      9/30/99                9,613                9,796
     10/31/99                9,604                9,728
     11/30/99                9,575                9,662
     12/31/99                9,516                9,543
      1/31/00                9,487                9,390
      2/29/00                9,545                9,416
      3/31/00                9,397                9,352
      4/28/00                9,172                9,343
      5/31/00                9,152                9,228
      6/30/00                9,358                9,353
      7/31/00                9,408                9,400
      8/31/00                9,468                9,520
      9/30/00                9,556                9,440
     10/31/00                9,607                9,364
     11/30/00                9,647                9,455
     12/31/00                9,739                9,676

The chart shows the value of a hypothetical initial investment of $10,000 in the Fund A shares, and the Dow Jones Bond Index on July 14, 1999 and held through December 31, 2000. The Dow Jones Bond Index is widely recognized, unmanaged index of bond prices. Performance figures include the change in value of the bonds in the index and the reinvestment of interests; they are not annualized. The index return does not reflect expenses, which have been deducted from the Fund's return. The Fund's return represents past performance and is not predictive of future results.

                         Timothy Fixed Income Dow Jones
                              Fund B vs Bond Index
       8/5/99               10,000                 10,000
      8/31/99                9,481                  9,901
      9/30/99                9,500                  9,908
     10/31/99                9,491                  9,839
     11/30/99                9,462                  9,773
     12/31/99                9,432                  9,652
      1/31/00                9,355                  9,497
      2/29/00                9,404                  9,523
      3/31/00                9,257                  9,459
      4/28/00                9,033                  9,450
      5/31/00                9,043                  9,333
      6/30/00                9,248                  9,460
      7/31/00                9,277                  9,507
      8/31/00                9,336                  9,628
      9/30/00                9,426                  9,548
     10/31/00                9,456                  9,471
     11/30/00                9,486                  9,563
     12/31/00                9,728                  9,676

The chart shows the value of a hypothetical initial investment of $10,000 in the Fund B shares, and the Dow Jones Bond Index on August 5, 1999 and held through December 31, 2000. The Dow Jones Bond Index is widely recognized, unmanaged index of bond prices. Performance figures include the change in value of the bonds in the index and the reinvestment of interests; they are not annualized. The index return does not reflect expenses, which have been deducted from the Fund's return. The Fund's return represents past performance and is not predictive of future results.

On October 1, 2000, we added four new funds to our family (two growth funds and two asset allocation funds). Although the fourth quarter was not kind to the growth sector of the market, our two growth funds, which endured a decline in share price for the period, fared significantly better than their respective indexes.

We were able to continue to honor our commitment to our shareholders and financial consultants alike; i.e., that we will not bring a new fund to market unless we can secure the services of a top-tier money management firm to serve as sub-advisor. I am happy to report that both of our growth funds have accomplished that feat. Our Large/Mid Cap Growth fund is managed by Rittenhouse Financial Services, Inc, Radnor, PA while our Aggressive Growth fund is managed by Provident Investment Counsel, Pasadena, CA. Both of these firms are well established, highly regarded institutional money managers with a solid history of excellent performance.

Our two new asset allocation funds simply invest, according to a predetermined formula, in our other funds and were designed for those investors that prefer the convenience of "one stop shopping."

Now that we are finally a full family of funds, our growth in assets has been very encouraging. We continue to see evidence of God's hand at work in the midst of this fallen world. An increasing number of His people are coming under conviction to follow His word in the way they invest their assets. As these numbers continue to increase, it will not only bode well for Timothy but, more importantly, it can have a significant positive impact on our culture!

Thank you again for the conviction that led you to us. Please feel free to invite others to join you.

Sincerely,



Arthur D. Ally,
President

               Timothy Aggressive Growth Fund 2000 Annual Report

SCHEDULE OF INVESTMENTS
As of December 31, 2000

COMMON STOCKS - 81.12%
number of shares                                                    market value

    AIR TRANSPORTATION, SCHEDULED - 2.31%
400 Ryanair Holdings PLC * (a)                                         $ 22,275
                                                                       ---------
    BIOLOGICAL PRODUCTS (NO DIAGNOSTIC SUBSTANCES) - 2.05%
172 Abgenix, Inc. *                                                      10,159
 51 IDEC Pharmaceuticals Corp. *                                          9,668
                                                                       ---------
                                                                         19,827
                                                                       ---------
    COMMUNICATION SERVICES - 0.40%
292 SpectraSite Holdings, Inc. *                                          3,869
                                                                       ---------
    DRILLING OIL & GAS WELLS - 5.77%
407 Ensco International, Inc.                                            13,863
817 Global Marine, Inc. *                                                23,182
315 Nabors Industries, Inc. *                                            18,632
                                                                       ---------
                                                                         55,677
                                                                       ---------
    ELECTRIC & OTHER SERVICES COMBINED - 0.76%
354 Montana Power Co.                                                     7,346
                                                                       ---------
    ELECTRIC COMPONENTS & ACCESSORIES - 1.10%
404 SCI Systems, Inc. *                                                  10,656
                                                                       ---------
    ELECTRIC SERVICES - 4.61%
590 Calpine Corp. *                                                      26,587
632 Mirant Corp. *                                                       17,894
                                                                       ---------
                                                                         44,481
                                                                       ---------
    HOSPITAL & MEDICAL SERVICE PLANS - 2.21%
425 Lifepoint Hospitals Holdings, Inc. *                                 21,303
                                                                        --------
    INSURANCE AGENTS BROKERS & SERVICES - 1.78%
370 First Health Group Corp. *                                           17,228
                                                                        --------
    PERSONAL CREDIT INSTITUTIONS - 2.99%
390 Capital One Financial Corp.                                          25,667
120 Metris Companies, Inc.                                                3,158
                                                                        --------
                                                                         28,825
    PHARMACEUTICAL PREPARATIONS - 13.33%
181 Allergan, Inc.                                                       17,523
253 Andrx Group *                                                        14,642
120 Cephalon, Inc. *                                                      7,597
231 IVAX Corp. *                                                          8,847
443 King Pharmaceuticals, Inc. *                                         22,898
151 QLT, Inc. *                                                           4,228
394 Teva Pharmaceutical Industries Ltd. (a)                              28,860
338 Vertex Pharmaceuticals, Inc. *                                       24,167
                                                                        --------
                                                                        128,762
                                                                        --------
         Timothy Aggressive Growth Fund 2000 Annual Report COMMON STOCKS
- 81.12% number of shares

    PRINTED CIRCUIT BOARDS - 0.85%
325 Jabil Circuit, Inc. *                                               $ 8,247
                                                                       ---------
    RADIO & TV BROADCASTING & COMMUNICATIONS EQUIPMENT - 0.85%
260 Digital Lightwave, Inc. *                                             8,239
                                                                      ----------
    RETAIL - VARIETY STORES - 0.78%
309 Dollar Tree Stores, Inc. *                                            7,570
                                                                      ----------
    SEMICONDUCTORS & RELATED DEVICES - 6.63%
200 Cree, Inc. *                                                          7,106
 78 Elantec Semiconductor, Inc. *                                         2,165
404 Finisar Corp. *                                                      11,716
254 Integrated Device Technology, Inc. *                                  8,414
136 QLogic Corp. *                                                       10,472
618 TranSwitch Corp. *                                                   24,179
                                                                      ----------
                                                                         64,052
                                                                      ----------
    SERVICES - ALLIED TO MOTION PICTURE DISTRIBUTION - 1.30%
170 Macrovision Corp. *                                                  12,583
                                                                      ----------
    SERVICES - COMMERCIAL PHYSICAL & BIOLOGICAL RESEARCH - 3.88%
203 Affymetrix, Inc. *                                                   15,111
167 Celgene Corp. *                                                       5,428
137 Millenium Pharmaceuticals, Inc. *                                     8,477
102 Myriad Genetics, Inc. *                                               8,440
                                                                       ---------
                                                                         37,456
                                                                       ---------
    SERVICES - COMPUTER PROCESSING & DATA PREPARATION - 2.36%
437 Bisys Group, Inc. *                                                  22,779
                                                                       ---------
    SERVICES - COMPUTER PROGRAMMING SERVICES - 4.41%
383 Amdocs Ltd. *                                                        25,374
193 WebMethods, Inc. *                                                   17,165
                                                                       ---------
                                                                         42,539
                                                                       ---------
    SERVICES - ENGINEERING SERVICES - 1.34%
123 PerkinElmer, Inc.                                                    12,915
                                                                       ---------
    SERVICES - MEDICAL LABORATORIES - 1.28%
 70 Laboratory Corporation of America Holdings *                         12,320
                                                                       ---------
    SERVICES - PREPACKAGED SOFTWARE - 8.80%
117 Ariba, Inc. *                                                         6,274
140 Interwoven, Inc. *                                                    9,231
451 Intuit, Inc. *                                                       17,786
270 Macromedia, Inc. *                                                   16,402
228 Mercury Interactive Corp. *                                          20,577
377 Rational Software Corp. *                                            14,679
                                                                       ---------
                                                                         84,949
                                                                       ---------
                Timothy Aggressive Growth Fund 2000 Annual Report
COMMON STOCKS - 81.12% (cont.)
number of shares                                                    market value

    SERVICES - SPECIALTY OUTPATIENT FACILITIES - 1.97%
186 Express Scripts, Inc. - Class A *                                  $ 19,019
                                                                      ----------
    SURETY INSURANCE - 5.89%
589 AMBAC Financial Group, Inc.                                          34,346
333 PMI Group, Inc.                                                      22,540
                                                                      ----------
                                                                         56,886
    TELEPHONE COMMUNICATIONS (NO RADIO TELEPHONE) - 0.41%
338 Winstar Communications, Inc. *                                        3,950
                                                                      ----------
    WHOLESALE - DRUGS PROPRIETARIES & DRUGGISTS' SUNDRIES - 3.06%
585 AmeriSource Health Corp. - Class A *                                 29,542
                                                                      ----------
    Total Common Stocks (cost $811,860)                                 783,295

SHORT TERM INVESTMENTS - 25.43%
number of shares                                                    market value

245,582 Firstar Bank Treasury Fund (cost $245,582)                      245,582
                                                                     -----------
    TOTAL INVESTMENTS - 106.55% (identified cost $1,057,442)          1,028,877

    LIABILITIES IN EXCESS OF OTHER ASSETS  - (6.55)%                    (63,261)
                                                                     -----------
    NET ASSETS - 100.00%                                              $ 965,616
                                                                     ===========
    * Non-income producing securities
   (a) American Depositary Receipt

The accompanying notes are an integral part of these financial statements.

               Timothy Aggressive Growth Fund 2000 Annual Report
STATEMENT OF ASSETS AND LIABILITIES
As of December 31, 2000

ASSETS                                                                            amount

  Investments in Securities at Value (identified cost $1,057,442) [NOTE 1]     $ 1,028,877
  Cash                                                                              92,776
  Receivables:
    Interest                                                                           605
    Dividends                                                                           15
    Fund Shares Sold                                                                 5,274
    Investments Sold                                                                20,181
    Due from Advisor                                                                 7,848
    Commissions receivable from Advisor                                              6,900
    Other                                                                              417
                                                                                -------------
  Total Assets                                                                 $ 1,162,893
                                                                                =============
LIABILITIES                                                                       amount

    Payable for Fund Shares Redeemed                                                 $ 287
    Payable for Investments Purchased                                              190,448
    Accrued Expenses                                                                 6,542
                                                                                -------------
  Total Liabilities                                                              $ 197,277
                                                                                =============
NET ASSETS                                                                        amount

  Class A Shares:
    Net Assets (unlimited shares of $0.001 par beneficial interest authorized;
      85,900 shares outstanding                                                 $  717,192
    Net Asset Value and Redemption price Per Class A Share
      ($717,192 / 85,900 shares)                                                $     8.35
    Offering Price Per Share ($8.35 / 0.945)                                    $     8.84
  Class B Shares:
    Net Assets (unlimited shares of $0.001 par beneficial interest authorized;
      29,776 shares outstanding                                                 $  248,424
    Net Asset Value and Offering Price Per Class B Share
      ($248,424 / 29,776 shares)                                                $     8.34
    Maximum Redemption Price Per Class B Share ($8.34 x 0.95)                   $     7.92

  Net Assets                                                                    $  965,616
                                                                                =============

SOURCES OF NET ASSETS

  At December 31, 2000, Net Assets Consisted of:
    Paid-in Capital                                                             $ 1,037,926
    Accumulated Net Realized Loss on Investments                                    (43,745)
    Net Unrealized Depreciation in Value of Investments                             (28,565)
                                                                                -------------
  Net Assets                                                                    $   965,616
                                                                                =============
 The accompanying notes are an integral part of these financial statements.

                Timothy Aggressive Growth Fund 2000 Annual Report
STATEMENT OF OPERATIONS
For the Period Ended December 31, 2000 *

INVESTMENT INCOME                                                        amount
        Interest                                                        $ 1,265
        Dividends                                                            36
                                                                     -----------
        Total Investment Income                                           1,301
                                                                     -----------
EXPENSES                                                                 amount

        Investment Advisory Fees [NOTE 3]                                   856
        Transfer Agent Fees (Class A =$2,791 , Class B = $339)            3,130
        Accounting Fees                                                   3,130
        Custodian Fees                                                      800
        Administration Fees                                                 712
        Auditing Fees                                                       444
        12b-1 Fess (Class A =$224, Class B =$82) [NOTE 3]                   306
        Registration Fees                                                    84
        Service Fees  [NOTE 3]                                               27
        Miscellaneous Expense                                               913
                                                                      ----------
        Total Expenses                                                   10,402

        Expenses Waived and Reimbursed by Advisor [NOTE 3]               (8,709)
                                                                      ----------
        Total Net Expenses                                                1,693
                                                                      ----------
        Net Investment Loss                                                (392)
                                                                      ----------

REALIZED AND UNREALIZED LOSS ON INVESTMENTS                             amount

        Net Realized Loss on Investments                                (43,745)
        Change in Unrealized Depreciation of Investments                (28,565)
                                                                     -----------
        Net Realized and Unrealized Loss on Investments                 (72,310)
                                                                     -----------
        Decrease in Net Assets Resulting from Operations              $ (72,702)
                                                                     ===========
        *Commencement of operations was October 4, 2000.

The accompanying notes are an integral part of these financial statements.

               Timothy Aggressive Growth Fund 2000 Annual Report
STATEMENT OF CHANGES IN NET ASSETS
For the Period Ended December 31, 2000 *

INCREASE (DECREASE) IN NET ASSETS
                                                                                 period ended
                                                                                Dec. 31, 2000*
Operations:
Net Investment Loss                                                                   $ (392)
Net Change in Unrealized Depreciation of Investments                                 (28,565)
Net Realized Loss on Investments                                                     (43,745)
                                                                               -------------------
Decrease in Net Assets (resulting from operations)                                   (72,702)
                                                                               -------------------
Capital Share Transactions:
Proceeds from Shares Sold:
   Class A                                                                           817,694
   Class B                                                                           251,508
Cost of Shares Redeemed:
   Class A                                                                           (24,834)
   Class B                                                                            (6,050)
                                                                               -------------------
Increase in Net Assets (resulting from capital share transactions)                 1,038,318
                                                                               -------------------
Total Increase in Net Assets                                                         965,616
Net Assets:
Beginning of Period                                                                        -
                                                                               -------------------
End of Period                                                                       $ 965,616
                                                                               ===================
Shares of Capital Stock of the Fund Sold and Redeemed:
Shares Sold:
   Class A                                                                            88,394
   Class B                                                                            30,381
Shares Redeemed:
   Class A                                                                            (2,494)
   Class B                                                                              (605)
                                                                               -------------------
Net Increase in Number of Shares Outstanding                                         115,676
                                                                               ===================
         *Commencement of operations was October 4, 2000.

The accompanying notes are an integral part of these financial statements.

               Timothy Aggressive Growth Fund 2000 Annual Report
FINANCIAL HIGHLIGHTS
    The table below set forth financial data for one share of capital stock outstanding throughout each period presented.

AGGRESSIVE GROWTH FUND - CLASS A SHARES                      period ended
                                                              12/31/00 (D)
       Per Share Operating Performance:
       Net Asset Value at Beginning of Period                    $10.00
                                                              ----------
       Income from Investment Operations:
          Net Investment Loss                                      0.00
          Net Realized and Unrealized Loss on Investments         (1.65)
                                                              ----------
          Total from Investment Operations                        (1.65)
                                                              ----------
       Less Distributions:
          Dividends from Realized Gains                            0.00
          Dividends from Net Investment Income                     0.00
                                                              ----------
          Total Distributions                                      0.00
                                                              ----------
       Net Asset Value at End of Period                          $ 8.35
                                                              ==========
       Total Return (A) (B)                                      (16.50)%

       Ratios/Supplimental Data:
       Net Assets, End of Period (in 000s)                        $ 717

       Ratio of Expenses to Average Net Assets:
          Before Reimbursement of Expenses by Advisor            10.20% (C)
          After Reimbursement of Expenses by Advisor              1.60% (C)

       Ratio of Net Investment Loss to Average Net Assets:
          Before Reimbursement of Expenses by Advisor             (8.91%(C)
          After Reimbursement of Expenses by Advisor              (0.31%(C)

       Portfolio Turnover                                         19.00%

(A) Total Return Calculation Does Not Reflect Sales Load.
(B) For Periods Of Less Than A Full Year, The Total Return Is Not Annualized.
(C) Annualized
(D) For The Period October 4, 2000 (commencement of operations) to December 31, 2000.

The accompanying notes are an integral part of these financial statements.

               Timothy Aggressive Growth Fund 2000 Annual Report
FINANCIAL HIGHLIGHTS
    The table below set forth financial data for one share of capital stock outstanding throughout each period presented.

AGGRESSIVE GROWTH FUND - CLASS B SHARES                     period ended
                                                             12/31/00 (D)
       Per Share Operating Performance:
       Net Asset Value at Beginning of Period                    $10.00
                                                              ----------
       Income from Investment Operations:
          Net Investment Loss                                      0.00
          Net Realized and Unrealized Loss on Investments         (1.66)
                                                              ----------
          Total from Investment Operations                        (1.66)
                                                              ----------
       Less Distributions:
          Dividends from Realized Gains                            0.00
          Dividends from Net Investment Income                     0.00
                                                              ----------
          Total Distributions                                      0.00
                                                              ----------

       Net Asset Value at End of Period                          $ 8.34
                                                              ==========
       Total Return (A) (B)                                      (16.60)%

       Ratios/Supplimental Data:
       Net Assets, End of Period (in 000s)                        $ 248

       Ratio of Expenses to Average Net Assets:
          Before Reimbursement of Expenses by Advisor            10.95% (C)
          After Reimbursement of Expenses by Advisor              2.35% (C)

       Ratio of Net Investment Loss to Average Net Assets:
          Before Reimbursement of Expenses by Advisor            (9.66)%(C)
          After Reimbursement of Expenses by Advisor             (1.06)%(C)

       Portfolio Turnover                                        19.00%

(A) Total Return Calculation Does Not Reflect Redemption Fee.
(B) For Periods Of Less Than A Full Year, The Total Return Is Not Annualized.
(C) Annualized
(D) For The Period October 6, 2000 (commencement of operations) to December 31, 2000.

The accompanying notes are an integral part of these financial statements.

                      Timothy Plan Conservative Growth Fund

SCHEDULE OF INVESTMENTS
As of December 31, 2000

COMMON STOCKS - 94.31%
number of shares                                                              market value

 8,821         Timothy Aggressive Growth Fund                                   $ 73,659
19,511         Timothy Fixed Income Fund                                         185,941
19,520         Timothy Large/Mid-Cap Growth Fund                                 184,073
17,199         Timothy Large/Mid-Cap Value Fund                                  186,269
 8,228         Timothy Small Cap Value Fund                                      103,753
                                                                            ------------------

               TOTAL INVESTMENTS - 94.31% (identified cost $736,871)             733,695

               OTHER ASSETS AND LIABILITIES, NET - 5.69%                          44,263
                                                                            ------------------
                       NET ASSETS - 100.00%                                    $ 777,958
                                                                            ==================

The accompanying notes are an integral part of these financial statements

                      Timothy Plan Conservative Growth Fund
STATEMENT OF ASSETS AND LIABILITIES
As of December 31, 2000

ASSETS                                                                                                          amount

        Investments in Securities at Value (identified cost $736,871) [NOTE 1]                                    $ 733,695
        Cash                                                                                                         37,298
        Receivables:
           Dividends                                                                                                 11,271
           Due from Advisor                                                                                           8,889
           Investments Sold                                                                                           2,643
           Commission Receivable from Advisor                                                                           600
                                                                                                            ----------------
        Total Assets                                                                                              $ 794,396
                                                                                                            ================

LIABILITIES                                                                                                         amount

        Payable for Investments Purchased                                                                          $ 12,643
        Accrued Expenses                                                                                              3,795
                                                                                                            ----------------
        Total Liabilities                                                                                          $ 16,438
                                                                                                            ----------------
NET ASSETS
                                                                                                                     amount
        Class A Shares:
          Net Assets (unlimited shares of $0.001 par beneficial interest authorized; 29,782 shares outstanding)   $ 297,104
          Net Asset Value and Redemption price Per Class A Share ($297,104 /29,782 shares)                           $ 9.98
          Offering Price Per Share ($9.98 / .945)                                                                   $ 10.56
        Class B Shares:
          Net Assets (unlimited shares of $0.001 par beneficial interest authorized; 48,287 shares outstanding)   $ 480,854
          Maximum Redemption Price Per Share ($9.96 x 0.95)                                                          $ 9.46
          Net Asset Value and Offering Price Per Class B Share ($480,854 / 48,287 shares)                            $ 9.96

        Net Assets                                                                                                $ 777,958
                                                                                                            ================
SOURCES OF NET ASSETS

        At December 31, 2000, Net Assets Consisted of:
          Paid-in Capital                                                                                         $ 771,422
          Undistributed Net Investment Income                                                                           841
          Accumulated Net Realized Gain on Investments                                                                8,871
          Net Unrealized Depreciation in Value of Investments                                                        (3,176)
                                                                                                            ----------------
        Net Assets                                                                                                $ 777,958

The accompanying notes are an integral part of these financial statements.

                      Timothy Plan Conservative Growth Fund
STATEMENT OF OPERATIONS
For the Period Ended December 31, 2000 *

INVESTMENT INCOME                                                              amount

        Interest                                                                  $ 59
        Dividends                                                                2,487
                                                                            ----------------
        Total Investment Income                                                  2,546
                                                                            ----------------
EXPENSES                                                                       amount

        Investment Advisory Fees [NOTE 3]                                          147
        Transfer Agent Fees (Class A =$1,469, Class B =$2,378)                   3,847
        Administration Fees                                                      1,106
        12b-1 Fess (Class A =$71, Class B =$524) [NOTE 3]                          595
        Accounting Fees                                                          3,255
        Custodian Fees                                                             592
        Auditing Fees                                                              329
        Servicing Fees (Class B = $175) [NOTE 3]                                   175
        Miscellaneous Expense                                                      548
                                                                             ----------------
 Total Expenses                                                                 10,594

        Expenses Waived and Reimbursed by Advisor [NOTE 3]                      (8,889)
                                                                             ----------------
        Total Net Expenses                                                       1,705
                                                                             ----------------
        Net Investment Income                                                      841
                                                                             ----------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS                                amount

        Net Realized Gain on Investments                                            87
        Capital Gain Distributions from Other Investment Companies               8,784
        Change in Unrealized Depreciation of Investments                        (3,176)
                                                                             ----------------
        Net Realized and Unrealized Gain on Investments                          5,695
                                                                             ----------------
        Increase in Net Assets Resulting from Operations                       $ 6,536
                                                                             ================
        * Commencement of operations was October 5, 2000.

The accompanying notes are an integral part of these financial statements.

                      Timothy Plan Conservative Growth Fund
STATEMENT OF CHANGES IN NET ASSETS For the Period Ended December 31, 2000 *

INCREASE (DECREASE) IN NET ASSETS                                                   period ended
                                                                                    Dec. 31, 2000 *
         Operations:
         Net Investment Income                                                                  $ 841
         Net Change in Unrealized Depreciation of Investments                                  (3,176)
         Capital Gain Distributions From Other Investment Companies                             8,784
         Net Realized Gain on Investments                                                          87
                                                                                   -------------------
         Increase in Net Assets (resulting from operations)                                     6,536
                                                                                   -------------------
         Capital Share Transactions:
         Proceeds from Shares Sold:
            Class A                                                                           292,033
            Class B                                                                           479,389
                                                                                   -------------------
         Increase in Net Assets (resulting from capital share transactions)                   771,422
                                                                                   -------------------
         Total Increase in Net Assets                                                         777,958

         Net Assets:
         Beginning of Period                                                                        -
                                                                                   -------------------
         End of Period (includes undistributed net investment income of $841)               $ 777,958
                                                                                   ===================
         Shares of Capital Stock of the Fund Sold:
         Shares Sold:
            Class A                                                                            29,782
            Class B                                                                            48,287
                                                                                   -------------------
         Net Increase in Number of Shares Outstanding                                          78,069
                                                                                   ===================

         * Commencement of operations was October 5, 2000.

                      Timothy Plan Conservative Growth Fund
FINANCIAL HIGHLIGHTS

The table below set forth financial data for one share of capital stock outstanding throughout each period presented.

CONSERVATIVE GROWTH FUND - CLASS A SHARES                               period
                                                                        ended
                                                                      12/31/00 (D)
       Per Share Operating Performance:
       Net Asset Value at Beginning of Period                              $ 10.00
                                                              ---------------------
       Income from Investment Operations:
          Net Investment Income                                               0.02
          Net Realized and Unrealized Loss on Investments                    (0.04)
                                                              ---------------------
          Total from Investment Operations                                   (0.02)
                                                              ---------------------
       Net Asset Value at End of Period                                     $ 9.98
                                                              =====================
       Total Return (A) (B)                                                  (0.20)%

       Ratios/Supplimental Data:
       Net Assets, End of Period (in 000s)                                   $ 297

       Ratio of Expenses to Average Net Assets:
          Before Reimbursement of Expenses by Advisor                        9.91% (C)
          After Reimbursement of Expenses by Advisor                         1.20% (C)

       Ratio of Net Investment Income (Loss) to Average Net Assets:
          Before Reimbursement of Expenses by Advisor                       (7.41)%(C)
          After Reimbursement of Expenses by Advisor                         1.30% (C)

       Portfolio Turnover                                                    0.56%

(A) Total Return Calculation Does Not Reflect Sales Load. (B) For Periods Of
Less Than A Full Year, The Total Return Is Not Annualized. (C) Annualized (D)
For the period October 5, 2000 (Commencement of Operations) to December 31,
2000.

The accompanying notes are an integral part of these financial statements.

                      Timothy Plan Conservative Growth Fund
FINANCIAL HIGHLIGHTS
The table below set forth financial data for one share of capital stock outstanding throughout each period presented.

CONSERVATIVE GROWTH FUND - CLASS B SHARES                         period
                                                                   ended
                                                               12/31/00 (D)
       Per Share Operating Performance:
       Net Asset Value at Beginning of Period                        $ 10.00
                                                              ---------------
       Income from Investment Operations:
          Net Investment Income (Loss)                                     -
          Net Realized and Unrealized Gain (Loss) on Investments       (0.04)
                                                              ---------------
          Total from Investment Operations                             (0.04)
                                                              ---------------
       Net Asset Value at End of Period                               $ 9.96
                                                              ===============
       Total Return (A) (B)                                            (0.40)%

       Ratios/Supplimental Data:
       Net Assets, End of Period (in 000s)                             $ 481

       Ratio of Expenses to Average Net Assets:
          Before Reimbursement of Expenses by Advisor                 10.66% (C)
          After Reimbursement of Expenses by Advisor                   1.95% (C)

       Ratio of Net Investment Income (Loss) to Average Net Assets:
          Before Reimbursement of Expenses by Advisor                 (8.16)%(C)
          After Reimbursement of Expenses by Advisor                   0.55% (C)

       Portfolio Turnover                                              0.56%

(A) Total Return Calculation Does Not Reflect Redemption Fee.
(B) For Periods Of Less Than A Full Year, The Total Return Is Not Annualized.
(C) Annualized
(D) For the period October 9, 2000 (Commencement of Operations) to December 31, 2000.

The accompanying notes are an integral part of these financial statements.

                  Timothy Fixed Income Fund 2000 Annual Report
SCHEDULE OF INVESTMENTS
As of December 31, 2000

Bonds - 84.11%
par value                                                                                                         market value
                       CONVERTIBLE CORPORATE BONDS - 2.09%
        25,000         Potomac Electric Power 5.00% 09/01/2002                                                     $ 24,438
                                                                                                               ------------------
                       CORPORATE BONDS - 73.46%
        10,000         Allegiance Corp.7.30% 10/15/2006                                                              10,260
        25,000         Allied Signal, Inc. 6.02% 02/01/2008                                                          24,541
        25,000         American General Finance Corp. 7.25% 05/15/2005                                               25,746
        25,000         Boeing/Rockwell Co. 6.625% 06/01/2005                                                         25,373
        50,000         Consolidate Edison, Inc. 6.45% 12/01/2007                                                     49,023
        25,000         Cooper Industries 6.70% 09/22/2005                                                            24,768
        25,000         CSX Transportation 7.33% 06/01/2005                                                           25,881
        50,000         Donaldson Lufkin Jenrette 5.875% 04/01/2002                                                   49,850
        45,000         DuPont EI Nemours 6.00% 03/06/2003                                                            45,229
        25,000         Florida Power & Light 6.00% 06/01/2008                                                        23,872
        50,000         Goldman Sachs Group 7.35% 07/30/2012                                                          51,144
        10,000         Household Finance Corp. 7.30% 07/30/2012                                                       9,855
        50,000         Kerr McGee Corp. 7.50% 05/15/2014                                                             48,875
        25,000         Lehman Brothers Holdings, Inc. 6.625% 02/05/2006                                              24,576
        25,000         Mellon Financial Co. 6.00% 03/01/2004                                                         24,726
        50,000         National Rural Utilities Cooperative Finance Corp. 6.00% 01/15/2004                           49,685
        25,000         Pennsylvania P & L  6.55% 03/01/2006                                                          24,882
        70,000         Pep Boys Manny Moe & Jack 7.00% 06/01/2005                                                    43,931
        11,000         Public Serv Elctric & Gas Co. 6.25% 01/01/2007                                                10,838
        50,000         Southern Bell Telephone 6.00% 10/01/2004                                                      49,714
        50,000         Travelers Property & Casualty Corp. 6.75% 11/15/2006                                          50,776
        50,000         TRW, Inc. 6.25% 01/15/2010                                                                    41,728
        25,000         Union Electric Co. 6.875% 08/01/2004                                                          25,355
        50,000         Union Texas Petrol 7.00% 04/15/2008                                                           51,161
        50,000         US Leasing International 5.95% 10/15/2003                                                     49,255
                                                                                                          ------------------
                                                                                                                    861,044
                                                                                                          ------------------
                       MUNICIPAL BONDS  - 8.56%
        25,000         Hydro-Quebec 7.375% 02/01/2003                                                                25,677
        50,000         Province of Manitoba 6.75% 03/01/2003                                                         50,928
        25,000         Texas State University 6.41% 03/15/2009                                                       23,752
                                                                                                          ------------------
                                                                                                                    100,357
                                                                                                          ------------------
                       Total Bonds (cost $998,557)                                                                  985,839
                                                                                                          ------------------
                       SHORT-TERM INVESTMENTS - 8.33%
        97,589         Firstar Bank Treasury Fund (cost $97,589)                                                     97,589
                                                                                                          ------------------
                       TOTAL INVESTMENTS - 92.44% (identified cost $1,096,146)                                  $ 1,083,428
                                                                                                          ------------------
                       OTHER ASSETS AND LIABILITIES, NET - 7.56%                                                     88,615
                                                                                                          ------------------
                       NET ASSETS - 100.00%                                                                     $ 1,172,043
                                                                                                          ==================

The accompanying notes are an integral part of these financial statements.

                  Timothy Fixed Income Fund 2000 Annual Report
STATEMENT OF ASSETS AND LIABILITIES
As of December 31, 2000

ASSETS                                                                                                             amount

        Investments in Securities at Value (identified cost $1,096,146 ) [NOTE 1]                                 1,083,428
        Cash                                                                                                         68,181
        Receivables:
           Interest                                                                                                  17,707
           Fund Shares Sold                                                                                           1,498
           Due from Advisor                                                                                          10,237
           Other                                                                                                      2,601
                                                                                                            ----------------

        Total Assets                                                                                              1,183,652
                                                                                                            ================
LIABILITIES                                                                                                         amount

        Accrued Expenses                                                                                             11,469
        Tax Payable                                                                                                     140
                                                                                                            ----------------
        Total Liabilities                                                                                            11,609
                                                                                                            ================
NET ASSETS
                                                                                                                     amount
        Class A Shares:
          Net Assets (unlimited shares of $0.001 par beneficial interest authorized; 69,960 shares outstanding) 666,517 Net Asset Value and
          Redemption price Per Class A Share ($666,517 / 69,960 shares) 9.53
          Offering Price Per Share ($9.53 / 0.9575 ) 9.95

        Class B Shares:
          Net Assets (unlimited shares of $0.001 par beneficial interest authorized; 52,967 shares outstanding) 505,526 Net Asset Value and
          Offering Price Per Class B Share ($505,527 / 52,967 shares) 9.54
          Redemption Price Per Share ($9.54 x 0.95) 9.06
        Net Assets                                                                                                1,172,043
                                                                                                            ================
SOURCES OF NET ASSETS

        At December 31, 2000, Net Assets Consisted of:
          Paid-in Capital                                                                                         1,194,060
          Accumulated Net Realized Loss on Investments                                                               (9,299)
          Net Unrealized Appreciation (Depreciation) in Value of Investments                                        (12,718)
                                                                                                            ----------------
        Net Assets                                                                                                1,172,043
                                                                                                             ================

The accompanying notes are an integral part of these financial statements.

                              Timothy Fixed Income Fund 2000 Annual Report
STATEMENT OF OPERATIONS
For the Year Ended December 31, 2000

INVESTMENT INCOME                                                                                                  amount

        Interest                                                                                                   $ 46,228

        Total Investment Income                                                                                    $ 46,228
                                                                                                            ----------------
EXPENSES                                                                                                            amount

        Investment Advisory Fees [NOTE 3]                                                                             5,620
        Transfer Agent Fees (Class A = $6,765, Class B = $10,175)                                                    15,899
        Administration Fees                                                                                           4,500
        12b-1 Fess (Class A = $671, Class B = $3,327 ) [NOTE 3]                                                       3,998
        Accounting Fees                                                                                              19,262
        Registration Fees                                                                                             1,597
        Custodian Fees                                                                                                4,450
        Printing Expense                                                                                              1,412
        Auditing Fees                                                                                                 2,324
        Insurance Expense                                                                                               162
        Legal Expense                                                                                                   971
        Service Fees - /Class B                                                                                       1,087
        Miscellaneous Expense                                                                                         1,607
                                                                                                            ----------------
        Total Expenses                                                                                             $ 63,930
                                                                                                            ================
        Expenses Waived and Reimbursed by Advisor [NOTE 3]                                                          (51,983)
                                                                                                            ----------------
        Total Net Expenses                                                                                         $ 11,947
                                                                                                            ================
        Net Investment Income                                                                                      $ 34,281
                                                                                                            ================
REALIZED AND UNREALIZED LOSS ON INVESTMENTS                                                                   amount

        Net Realized Gain (Loss) on Investments                                                                      (8,924)
        Change in Unrealized Appreciation (Depreciation) of Investments                                              (4,796)
                                                                                                            ----------------
        Net Realized and Unrealized Gain (Loss) on Investments                                                      (13,720)
                                                                                                            ================
        Increase (Decrease) in Net Assets Resulting from Operations                                                $ 20,561
                                                                                                            ================

The accompanying notes are an integral part of these financial statements.

                             Timothy Fixed Income Fund 2000 Annual Report
STATEMENT OF CHANGES IN NET ASSETS
For the Years Ended December 31, 2000 and 1999

INCREASE (DECREASE) IN NET ASSETS                                           year ended         year ended
                                                                            Dec. 31, 2000     Dec. 31, 1999*
        Operations:
        Net Investment Income (Loss)                                             $ 34,281            $ 5,561
        Net Change in Unrealized Appreciation (Depreciation) of Investments        (4,796)            (7,922)
        Net Realized Gain (Loss) on Investments                                    (8,924)              (375)
                                                                         -----------------  -----------------
        Increase (Decrease) in Net Assets (resulting from operations)              20,561             (2,736)
                                                                         -----------------  -----------------
        Distributions to Shareholders:
        Net Income
           Class A                                                                (15,014)            (1,608)
           Class B                                                                (20,467)            (3,093)
           Class C                                                                   (649)              (753)
                                                                         -----------------  -----------------
        Total Net Decrease                                                        (36,130)            (5,454)
                                                                         -----------------  -----------------
        Capital Share Transactions:
        Proceeds from Shares Sold:
           Class A                                                                598,963            203,065
           Class B                                                                361,945            245,990
           Class C                                                                 20,586             58,476
        Dividends Reinvested:
           Class A                                                                 12,710              1,608
           Class B                                                                 19,278              3,093
           Class C                                                                    649                753
        Cost of Shares Redeemed:
           Class A                                                                (64,333)           (78,042)
           Class B                                                               (108,650)            (1,778)
           Class C                                                                (78,511)                 -
                                                                         -----------------  -----------------
        Increase (Decrease) in Net Assets (resulting from capital
           share transactio                                                       762,637            433,165
                                                                         -----------------  -----------------
        Total Increase (Decrease) in Net Assets                                   747,068            424,975
                                                                         =================  =================
        Net Assets:
        Beginning of Period                                                       424,975                  -
                                                                          ----------------  -----------------
        End of Period (Including undistributed net investment income of
           $0 and $107, respectively)                                           1,172,043    $       424,975
                                                                         =================  =================
        Shares of Capital Stock of the Fund Sold and Redeemed:
        Shares Sold:
           Class A                                                                 62,671             20,270
           Class B                                                                 37,579             24,671
           Class C                                                                  2,152              5,850
        Shares Rinvested:
           Class A                                                                  1,337                163
           Class B                                                                  2,045                316
           Class C                                                                     68                 77
        Shares Redeemed:
           Class A                                                                 (6,698)            (7,783)
           Class B                                                                (11,465)              (179)
           Class C                                                                 (8,147)                 -
                                                                         -----------------  -----------------
        Net Increase in Number of Shares Outstanding                               79,542             43,385
                                                                         =================  =================
*Commencement of operations was July 14, 1999.

The accompanying notes are an integral part of these financial statements.

              Timothy Fixed Income Fund 2000 Annual Report
FINANCIAL HIGHLIGHTS
The table below set forth financial data for one share of capital stock outstanding throughout each period presented.

FIXED INCOME FUND - CLASS A SHARES                              year        period
                                                               ended        ended
                                                              12/31/00     12/31/99 (B)
       Per Share Operating Performance:
       Net Asset Value, Beginning                                $ 9.81       $10.00

       Income from Investment Operations:
          Net Investment Income (Loss)                             0.49         0.12
          Net Realized and Unrealized Gain (Loss) on Investments  (0.27)       (0.18)
                                                              ----------   ----------
          Total from Investment Operations                        (0.22)       (0.06)
                                                              ----------   ----------
       Less Distributions:
          Dividends from Net Investment Income                    (0.50)       (0.13)
                                                              ----------   ----------
       Net Asset Value at End of Year                            $ 9.53       $ 9.81
                                                              ==========   ==========
       Total Return (A)                                           2.32%        (0.42)%

       Ratios/Supplimental Data:
       Net Assets, End of Period (in 000s)                        $ 667        $ 124

       Ratio of Expenses to Average Net Assets:
          Before Reimbursement of Expenses by Advisor             8.99%       13.92% (C)
          After Reimbursement of Expenses by Advisor              1.35%        1.35% (C)

       Ratio of Net Investment Income to Average Net Assets:
          Before Reimbursement of Expenses by Advisor            (2.19)%      (9.88)%(C)
          After Reimbursement of Expenses by Advisor              5.45%        2.70% (C)

       Portfolio Turnover                                         35.54%       21.25%

(A) Total Return Calculation Does Not Reflect Sales Load.
(B) For the Period July 14, 1999 (Commencement of Operations) to December 31, 1999.
(C) Annualized.

The accompanying notes are an integral part of these financial statements.

                  Timothy Fixed Income Fund 2000 Annual Report
FINANCIAL HIGHLIGHTS
The table below set forth financial data for one share of capital stock outstanding throughout each period presented.

FIXED INCOME FUND - CLASS B SHARES                              year        period
                                                                ended       ended
                                                              12/31/00     12/31/99 (B)
       Per Share Operating Performance:
       Net Asset Value, Beginning                                $ 9.80       $10.00

       Income from Investment Operations:
          Net Investment Income (Loss)                             0.45         0.15
          Net Realized and Unrealized Loss on Investments         (0.25)       (0.22)
                                                              ----------   ----------
          Total from Investment Operations                        (0.20)       (0.07)
                                                              ----------   ----------
       Less Distributions:
          Dividends from Net Investment Income                    (0.46)       (0.13)
                                                              ----------   ----------
       Net Asset Value at End of Year                            $ 9.54       $ 9.80
                                                              ==========   ==========
       Total Return (A)                                           2.12%        (0.92)%

       Ratios/Supplimental Data:
       Net Assets, End of Period (in 000s)                        $ 506        $ 243

       Ratio of Expenses to Average Net Assets:
          Before Reimbursement of Expenses by Advisor             9.74%       14.73% (C)
          After Reimbursement of Expenses by Advisor              2.10%        2.10% (C)

       Ratio of Net Investment Income to Average Net Assets:
          Before Reimbursement of Expenses by Advisor             (2.94)%      (2.20)%(C)
          After Reimbursement of Expenses by Advisor               4.70%       10.42% (C)

       Portfolio Turnover                                         35.54%       21.25%

(A) Total Return Calculation Does Not Reflect Redemption Fee.
(B) For the Period August 5, 1999 (Commencement of Operations) to December 31, 1999.
(C) Annualized.

The accompanying notes are an integral part of the financial statements.

                        Timothy Plan Small-Cap Value Fund
SCHEDULE OF INVESTMENTS
As of December 31, 2000

COMMON STOCKS - 73.58%
number of shares                                                                         market value
       BALL & ROLLER BEARINGS - 3.20%
41,000 Kaydon Corp.                                                                        $ 1,019,875
                                                                                      ------------------
       BOOKS:  PUBLISHING  OR PUBLISHING & PRINTING - 2.70% 40,000 Wiley (John) & Sons,
40,000 Wiley (John) & Sons, Inc. - Class A                                                     860,000
                                                                                      ------------------
       CANNED,  FROZEN & PRESERVED FRUIT,  VEGETABLES & FOOD SPECIALTIES - 3.10%
34,000 Corn Products International, Inc.                                                       988,125
                                                                                       ------------------
       CANNED  FRUITS,  VEGETABLES & PRESERVES,  JAMS & JELLIES - 0.18%
8,000 Del Monte Foods Co. *                                                                     58,000
                                                                                       ------------------
       COMMUNICATION SERVICES - 2.74%
23,000 American Tower Corp. - Class A *                                                        871,125
                                                                                        ------------------
       COMPUTER PERIPHERAL EQUIPMENT - 0.40%
18,300 Printronix, Inc. *                                                                      128,673
                                                                                        ------------------
       INVESTMENT ADVICE - 5.54%
20,500 Investors Financial Services Corp.                                                    1,763,000
                                                                                        ------------------
       LIFE INSURANCE - 4.42%
30,000 Annuity & Life Re Holdings Ltd.                                                         958,125
30,000 Presidential Life Corp.                                                                 448,125
                                                                                        ------------------
                                                                                              1,406,250
                                                                                        ------------------
       MINING, QUARRYING OF NONMETALLIC MINERALS (NO FUELS) - 2.92%
22,000 Martin Marietta Materials, Inc.                                                          930,600
                                                                                         ------------------
       MORTGAGE BANKERS & LOAN CORRESPONDENTS - 3.71%
48,900 Doral Financial Corp.                                                                  1,182,769
                                                                                         ------------------
       MOTOR VEHICLE PARTS & ACCESSORIES - 2.98%
51,000 Gentex Corp. *                                                                           949,875
                                                                                         ------------------
       OPHTHALMIC GOODS - 0.65%
50,000 Sola International, Inc. *                                                               206,250
                                                                                         ------------------
       PERIODICALS:  PUBLISHING OR PUBLISHING & PRINTING - 2.10
24,900 Penton Media, Inc.                                                                       669,188
                                                                                         ------------------
       PLASTIC PRODUCTS - 1.13%
12,200 AptarGroup, Inc.                                                                         358,375
                                                                                         ------------------
                                 Timothy Plan Small-Cap Value Fund
COMMON STOCKS - 73.58% (cont.)
number of shares                                                                           market value

      PUBLIC WAREHOUSING & STORAGE - 3.50%
30,000 Iron Mountain, Inc. *                                                                 $ 1,113,750
                                                                                        ------------------
      RADIO & TV BROADCASTING & COMMUNICATIONS EQUIPMENT - 2.00%
38,500 Commscope, Inc. *                                                                         637,656
                                                                                        ------------------
      RADIO BROADCASTING STATIONS - 1.86%
118,500 Spanish Broadcasting System, Inc. - Class A *                                            592,500
                                                                                        ------------------
      RAILROADS, LINE-HAUL OPERATING - 3.18%
100,000 Kansas City Southern Industries, Inc. *                                                1,012,500
                                                                                        ------------------
      SECURITY BROKERS, DEALERS & FLOTATION COMPANIES - 3.28%
25,000 Investment Technology Group, Inc. *                                                     1,043,750
                                                                                        ------------------
      SERVICES - ADVERTISING - 2.13%
21,500 Valassis Communications, Inc. *                                                           678,594
                                                                                         ------------------
      SERVICES - BUSINESS SERVICES - 5.21%
58,000 StarTek, Inc. *                                                                           891,750
41,800 TeleTech Holdings, Inc. *                                                                 768,075
                                                                                         ------------------
                                                                                               1,659,825
                                                                                         ------------------
      SERVICES - COMPUTER PROCESSING & DATA PREPARATION - 0.04%
8,500 Health Management Systems, Inc. *                                                           12,750
                                                                                          ------------------
      SERVICES - COMPUTER RENTAL & LEASING - 2.35%
65,500 Comdisco, Inc.                                                                            749,156
                                                                                          ------------------
      SERVICES - EDUCATIONAL SERVICES - 1.53%
35,000 New Horizons Worldwide, Inc. *                                                            485,625
                                                                                         ------------------
      SERVICES - EMPLOYMENT AGENCIES - 0.17%
 2,500 Korn / Ferry International *                                                               53,125
                                                                                         ------------------
      SERVICES - HOME HEALTH CARE SERVICES - 3.30%
95,000 Hooper Holmes, Inc.                                                                     1,050,700
                                                                                         ------------------
      SERVICES - MANAGEMENT CONSULTING SERVICES - 2.03%
51,500 Ventiv Health, Inc. *                                                                     646,969
                                                                                         ------------------
      SERVICES - MISCELLANEOUS BUSINESS SERVICES - 2.69%
43,000 Nova Corp. *                                                                              857,312
                                                                                          ------------------
      SERVICES - PREPACKAGED SOFTWARE - 1.07%
11,000 Kronos, Inc. *                                                                            340,312
                                                                                          ------------------
                                 Timothy Plan Small-Cap Value Fund
COMMON STOCKS - 73.58% (cont.)
number of shares                                                                             market value

      STATE COMMERCIAL BAN
45,000 North Fork Bancorp, Inc.                                                               $ 1,105,313
                                                                                         ------------------
      Total Common Stocks (cost $20,722,032)                                                    23,431,942
                                                                                         ------------------
RIGHTS & WARRANTS - 0.00%
number of shares                                                                             market value

      RIGHTS & WARRANTS -0.00%
20,000 Cadiz, Inc. - Rights *                                                                            0
    53 Washington Group International, Inc. - Warrants *                                               106
                                                                                          ------------------
                                                                                                       106
                                                                                          ------------------
SHORT TERM INVESTMENTS - 25.96%
number of shares                                                                             market value

      SHORT-TERM INVESTMENTS - 25.96%
8,268,960 Firstar Bank Treasury Fund (cost $8,268,960)                                           8,268,960
                                                                                           ------------------
      TOTAL INVESTMENTS - 99.54% (identified cost $28,990,992)                                  31,701,008

      OTHER ASSETS LESS LIABILITIES - 0.46%                                                        147,386
                                                                                           ------------------
      NET ASSETS - 100.00%                                                                    $ 31,848,394
                                                                                           ==================
* Non-income producing securities

The accompanying notes are an integral part of these financial statements.

                        Timothy Plan Small-Cap Value Fund
STATEMENT OF ASSETS AND LIABILITIES
As of December 31, 2000

ASSETS

                                                                                                                amount
        Investments in Securities at Value (identified cost $28,990,992) [NOTE 1]                              $ 31,701,008
        Cash                                                                                                         47,997
        Receivables:
           Interest                                                                                                  38,274
           Dividends                                                                                                 13,152
           Fund Shares Sold                                                                                           4,553
           Due from Advisor                                                                                          31,911
           Fund Share Commissions                                                                                       633
           Investments Sold                                                                                          24,999
           Prepaid Expenses                                                                                          60,397
                                                                                                          ------------------

        Total Assets                                                                                           $ 31,922,924
                                                                                                          ==================

LIABILITIES
                                                                                                                  amount

        Payable for Fund Shares Redeemed                                                                           $ 16,789
        Accrued Expenses                                                                                             57,741
                                                                                                          ------------------

        Total Liabilities                                                                                          $ 74,530
                                                                                                          ==================

NET ASSETS
                                                                                                                   amount

        Class A Shares:
          Net Assets (unlimited shares of $0.001 par beneficial interest authorized; 1,206,499
          shares outstanding)                                                                                   $15,217,310
          Net Asset Value and Redemption price Per Class A Share ($15,217,310 / 1,206,499 shares)                   $ 12.61
          Offering Price Per Share ($12.61 / .945)                                                                  $ 13.34
        Class B Shares:
          Net Assets (unlimited shares of $0.001 par beneficial interest authorized;
          1,364,525 shares outstanding)                                                                         $16,631,084
          Net Asset Value and Offering Price Per Class B Share ($16,631,084 / 1,364,525 shares)                     $ 12.19
          Redemption Price Per Share ($12.19 x .95)                                                                 $ 11.58

        Net Assets                                                                                             $ 31,848,394
                                                                                                          ==================
SOURCES OF NET ASSETS

        At December 31, 2000, Net Assets Consisted of:
          Paid-in Capital                                                                                      $ 29,073,859
          Net Accumulated Realized Gain on Investments                                                               64,519
          Net Unrealized Appreciation in Value of Investments                                                     2,710,016
                                                                                                          ------------------
        Net Assets                                                                                              $ 31,848,394
                                                                                                          ==================

The accompanying notes are an integral part of these financial statements.

                                  Timothy Plan Small-Cap Value Fund
STATEMENT OF OPERATIONS
For the Year Ended December 31, 2000

INVESTMENT INCOME                                                               amount

        Interest                                                              $ 337,184
        Dividends                                                               115,570
                                                                            ---------------
        Total Investment Income                                                 452,754
                                                                            ----------------
EXPENSES                                                                        amount

        Investment Advisory Fees [NOTE 3]                                       257,622
        Transfer Agent Fees (Class A = 54,555, Class B = 55,083)                109,638
        Administration Fees                                                       9,178
        12b-1 Fess (Class A = $36,219, Class B = $118,657) [NOTE 3]             154,876
        Accounting Fees                                                          29,810
        Registration Fees                                                        34,653
        Custodian Fees                                                            8,844
        Printing Expense                                                         19,653
        Auditing Fees                                                             9,839
        Insurance Expense                                                        11,612
        Legal Expense                                                            25,877
        Pricing Expense                                                           4,328
        Service Expense (Class B)                                                39,552
        Miscellaneous Expense                                                     1,248
                                                                            ----------------
        Total Expenses                                                          716,730

        Expenses Waived and Reimbursed by Advisor [NOTE 3]                      (65,155)
                                                                            ----------------
        Total Net Expenses                                                      651,575
                                                                            ----------------
        Net Investment Loss                                                    (198,821)
                                                                            ----------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS                              amount

        Net Realized Gain on Investments                                      6,003,643
        Change in Unrealized Depreciation of Investments                     (2,669,620)
                                                                            ----------------
        Net Realized and Unrealized Gain on Investments                       3,334,023
                                                                            ----------------
        Increase in Net Assets Resulting from Operations                    $ 3,135,202
                                                                            ================

The accompanying notes are an integral part of these financial statements.

                        Timothy Plan Small-Cap Value Fund

STATEMENT OF CHANGES IN NET ASSETS
For the Years Ended December 31, 2000 and 1999
INCREASE (DECREASE) IN NET ASSETS

                                                                             year ended           year ended
                                                                           December 31, 2000     Dec. 31, 1999
        Operations:
        Net Investment Loss                                                      $ (198,821)         $ (153,596)
        Net Change in Unrealized Appreciation (Depreciation) of Investments      (2,669,620)          5,469,363
        Net Realized Gain (Loss) on Investments                                   6,003,643          (2,321,822)
                                                                           -----------------  ------------------
        Increase in Net Assets (resulting from operations)                        3,135,202           2,993,945
                                                                           -----------------  ------------------
        Distributions to Shareholders From:
        Net Capital Gains:
           Class A                                                               (1,148,640)                  -
           Class B                                                               (1,245,360)                  -
                                                                           -----------------  ------------------
        Total Net Distributions                                                  (2,394,000)                  -
                                                                           -----------------  ------------------
        Capital Share Transactions:
        Proceeds from Shares Sold:
           Class A                                                                3,011,710           3,121,258
           Class B                                                                3,745,971           2,412,768
           Class C                                                                  208,478             157,951
        Dividends Reinvested:
           Class A                                                                1,104,960                   -
           Class B                                                                1,172,428                   -
           Class C                                                                        -                   -
        Cost of Shares Redeemed:
           Class A                                                               (2,668,524)         (4,460,818)
           Class B                                                               (2,958,024)         (3,732,982)
           Class C                                                                 (357,732)            (45,938)
                                                                           -----------------  ------------------
        Increase (Decrease) in Net Assets (resulting from capital
          share transactions                                                      3,259,267          (2,547,761)
                                                                           -----------------  ------------------

        Total Increase in Net Assets                                              4,000,469             446,184

        Net Assets:
        Beginning of Year                                                        27,847,925          27,401,741
                                                                           -----------------  ------------------
        End of Year                                                            $ 31,848,394        $ 27,847,925
                                                                           =================  ==================

        Shares of Capital Stock of the Fund Sold and Redeemed:
        Shares Sold:
           Class A                                                                  228,487             293,144
           Class B                                                                  290,225             251,060
           Class C                                                                   19,040              16,311
        Shares Reinvested:
           Class A                                                                   87,626                   -
           Class B                                                                   96,180                   -
           Class C                                                                        -                   -
        Shares Redeemed:
           Class A                                                                 (201,041)           (421,383)
           Class B                                                                 (229,678)           (362,823)
           Class C                                                                  (30,224)             (5,127)
                                                                           -----------------  ------------------
        Net Increase (Decrease) in Number of Shares Outstanding                     260,615            (228,818)
                                                                           =================  ==================
The accompanying notes are an integral part of these financial statements.

                    Timothy Plan Small-Cap Value Fund

FINANCIAL HIGHLIGHTS

The table below set forth financial data for one share of capital stock outstanding throughout each year presented.

SMALL-CAP VALUE FUND - CLASS A SHARES

                                                                 year         year         year          year         year
                                                                ended        ended        ended         ended        ended
                                                               12/31/00     12/31/99     12/31/98     12/31/97      12/31/96
       Per Share Operating Performance:
       Net Asset Value at Beginning of Year                      $ 12.26      $ 10.89       $ 12.25      $ 11.24       $ 10.07
                                                              -----------  -----------   -----------  -----------  ------------
       Income from Investment Operations:
          Net Investment Income (Loss)                             (0.05)       (0.02)         0.01         0.02          0.10
          Net Realized and Unrealized Gain (Loss) on Investments    1.43         1.39         (1.30)        2.37          1.17
                                                              -----------  -----------   -----------  -----------  ------------
          Total from Investment Operations                          1.38         1.37         (1.29)        2.39          1.27
                                                              -----------  -----------   -----------  -----------  ------------
          Dividends from Realized Gains                            (1.03)           -         (0.07)       (1.38)            -
          Dividends from Net Investment Income                         -            -             -            -         (0.10)
                                                              -----------  -----------   -----------  -----------  ------------
          Total Distributions                                      (1.03)           -         (0.07)       (1.38)        (0.10)
                                                              -----------  -----------   -----------  -----------  ------------

       Net Asset Value at End of Year                            $ 12.61      $ 12.26       $ 10.89      $ 12.25       $ 11.24
                                                              ===========  ===========   ===========  ===========  ============

       Total Return (A)                                           11.23%       12.58%        (10.50)%     21.35%        12.59%

       Ratios/Supplimental Data:
       Net Assets, End of Year (in 000s)                        $ 15,217     $ 13,377      $ 13,287     $ 11,208       $ 7,760

       Ratio of Expenses to Average Net Assets:
          Before Reimbursement of Expenses by Advisor              1.97%        2.22%         2.09%        2.75%         3.70%
          After Reimbursement of Expenses by Advisor               1.76%        1.60%         1.60%        1.60%         1.60%

       Ratio of Net Investment Income (Loss) to Average Net Assets:
          Before Reimbursement of Expenses by Advisor              (0.48)%      (0.82)%       (1.15)%      (0.90)%       (1.05)%
          After Reimbursement of Expenses by Advisor               (0.27)%      (0.20)%       (0.66)%       0.25%         1.05%

       Portfolio Turnover                                          99.17%       78.79%        69.42%       136.36%        93.08%

(A) Total Return Calculation Does Not Reflect Sales Load. The accompanying notes are an integral part of these financial statements.

                        Timothy Plan Small-Cap Value Fund
FINANCIAL HIGHLIGHTS
The table below set forth financial data for one share of capital stock outstanding throughout each year presented.

SMALL-CAP VALUE FUND - CLASS B SHARES

                                                                  year         year         year          year         year
                                                                 ended        ended        ended         ended        ended
                                                                12/31/00     12/31/99     12/31/98     12/31/97      12/31/96
       Per Share Operating Performance:
       Net Asset Value at Beginning of Year                      $ 11.88      $ 10.70       $12.13       $ 11.22      $10.08
                                                              -----------   ----------   ----------   -----------  ----------
       Income from Investment Operations:
          Net Investment Income (Loss)                             (0.10)       (0.11)       (0.07)        (0.03)       0.07
          Net Realized and Unrealized Gain (Loss) on Investments    1.39         1.29        (1.29)         2.32        1.14
                                                              -----------   ----------   ----------   -----------  ----------
          Total from Investment Operations                          1.29         1.18        (1.36)         2.29        1.21
                                                              -----------   ----------   ----------   -----------  ----------
       Less Distributions:
          Dividends from Realized Gains                            (0.98)           -        (0.07)        (1.38)          -
          Dividends from Net Investment Income                         -            -            -             -       (0.07)
                                                              -----------   ----------   ----------   -----------  ----------
          Total Distributions                                      (0.98)           -        (0.07)        (1.38)      (0.07)
                                                              -----------   ----------   ----------   -----------  ----------

       Net Asset Value at End of Year                            $ 12.19      $ 11.88       $10.70       $ 12.13      $11.22
                                                              ===========   ==========   ==========   ===========  ==========

       Total Return (A)                                           10.87%       11.03%       (11.18)%      20.50%      11.98%

       Ratios/Supplimental Data:
       Net Assets, End of Year (in 000s)                        $ 16,631     $ 14,351      $14,114      $ 11,389      $3,929

       Ratio of Expenses to Average Net Assets:
          Before Reimbursement of Expenses by Advisor              2.72%        2.72%        2.84%         3.41%       4.30%
          After Reimbursement of Expenses by Advisor               2.51%        2.35%        2.35%         2.26%       2.20%

       Ratio of Net Investment Income (Loss) to Average Net Assets:
          Before Reimbursement of Expenses by Advisor              (1.23)%      (1.34)%      (1.90)%       (1.56)%     1.65%
          After Reimbursement of Expenses by Advisor               (1.02)%      (0.97)%      (1.41)%       (0.41)%     0.45%

       Portfolio Turnover                                          99.17%       78.79%       69.42%       136.36%      93.08%

(A) Total Return Calculation Does Not Reflect Redemption Fee.

The accompanying notes are an integral part of these financial statements.

              Timothy Large/Mid-Cap Growth Fund 2000 Annual Report SCHEDULE OF INVESTMENTS
As of December 31, 2000

COMMON STOCKS - 87.57%

number of shares                                                                         market value
        BEVERAGES - 4.54%
  1,825 PepsiCo, Inc.                                                                     $ 90,452
                                                                                    -----------------
        BIOLOGICAL PRODUCTS (NO DIAGNOSTIC SUBSTANCES) - 6.33%
  1,225 Amgen, Inc. *                                                                       78,323
  1,000 MedImmune, Inc. *                                                                   47,688
                                                                                    -----------------
                                                                                           126,011
                                                                                    ----------------
        COMPUTER COMMUNICATIONS EQUIPMENT - 2.22%
    350 Juniper Networks, Inc. *                                                            44,122
                                                                                    -----------------
        ELECTRONIC CONNECTORS - 2.90%
  1,625 Molex, Inc.                                                                         57,688
                                                                                    -----------------
        FIRE, MARINE & CASUALTY INSURANCE - 3.22%
   650  American International Group, Inc.                                                  64,066
                                                                                    -----------------
        GENERAL INDUSTRIAL MACHINERY & EQUIPMENT - 3.69%
  1,325 Tyco International Ltd.                                                             73,537
                                                                                     -----------------
        PERSONAL CREDIT INSTITUTIONS - 3.22%
    975 Capital One Financial Corp.                                                         64,167
                                                                                     -----------------
        PHARMACEUTICAL PREPARATIONS - 6.39%
    500 Forest Laboratories, Inc. *                                                         66,438
    650 Merck & Co. , Inc.                                                                  60,856
                                                                                     -----------------
                                                                                           127,294
                                                                                     -----------------
        PRINTED CIRCUIT BOARDS - 3.23%
  1,900 Solectron Corp. *                                                                   64,410
                                                                                     -----------------
        RADIO & TV BROADCASTING & COMMUNICATIONS EQUIPMENT - 2.57%
 1,175  Nokia Corp. (a)                                                                     51,112
                                                                                     -----------------
        RETAIL-DRUG STORES & PROPRIETARY STORES - 4.73%
  2,250 Walgreen Co.                                                                        94,078
                                                                                     -----------------
        RETAIL-LUMBER & OTHER BUILDING MATERIALS DEALERS - 2.18%
    950 Home Depot, Inc.                                                                    43,403
                                                                                     -----------------
        RETAIL-VARIETY STORES - 3.74%
  1,400 Wal-Mart Stores, Inc.                                                               74,375
                                                                                     -----------------
        SEMICONDUCTORS AND RELATED DEVICES - 8.82%
  1,025 Broadcom Corp. - Class A *                                                          86,100
    400 JDS Uniphase Corp. *                                                                16,675
    925 PMC-Sierra, Inc. *                                                                  72,728
                                                                                     -----------------
                                                                                           175,503
                                                                                     -----------------
                               Timothy Large/Mid-Cap Growth Fund 2000 Annual Report
SCHEDULE OF INVESTMENTS
As of December 31, 2000

COMMON STOCKS - 87.57% (Cont.)
number of shares                                                                        amount

        SERVICES-COMPUTER INTEGRATED SYSTEMS DESIGN - 2.71%
    840 Network Appliance, Inc. *                                                $         53,917
                                                                                     -----------------
        SERVICES-COMPUTER PROCESSING AND DATA PREPARATION - 4.13%
  1,300 Automatic Data Processing, Inc.                                                    82,306
                                                                                     -----------------
        SERVICES-COMPUTER PROGRAMMING SERVICES - 4.33%
  1,300 Amdocs Ltd. *                                                                      86,125
                                                                                     -----------------
        SERVICES-ENGINEERING ACCOUNTING RESEARCH, MANAGEMENT -  2.26%
    925 Paychex, Inc.                                                                      44,978
                                                                                      -----------------
        SERVICES-PREPACKAGED SOFTWARE - 3.46%
    300 Check0Point Software Technologies Ltd. *                                           40,069
    425 Siebel Systems, Inc. *                                                             28,741
                                                                                      -----------------
                                                                                           68,810
                                                                                      -----------------
        STATE COMMERCIAL BANKS - 3.28%
    525 State Street Corp.                                                                 65,210
                                                                                      -----------------
        SURGICAL & MEDICAL INSTRUMENTS & APPARATUS - 5.25%
  1,000 Guidant Corp. *                                                                    53,938
  1,000 Stryker Corp.                                                                      50,590
                                                                                      -----------------
                                                                                          104,528
                                                                                      -----------------
        TELEPHONE & TELEGRAPH APPARATUS - 1.12%
    275 Ciena Corp. *                                                                      22,344
                                                                                      -----------------
        WHOLESALE-DRUGS PROPRIETARIES & DRUGGISTS' SUNDRIES - 3.25%
    650 Cardinal Health, Inc.                                                              64,756
                                                                                      -----------------

        Total Common Stocks  (cost $1,806,417)                                           1,743,192
                                                                                      -----------------

SHORT-TERM INVESTMENTS - 18.69%
number of shares                                                                    market value

       371,954 Firstar Bank Treasury Fund (cost $371,954)                                  371,954
                                                                                     -----------------
       TOTAL INVESTMENTS - 106.26% (identified cost $2,178,371 )                         2,115,146

       LIABILITIES IN EXCESS OF OTHER ASSETS - (6.26)%                                    (124,639)
                                                                                     -----------------

       NET ASSETS - 100.00%                                                             $ 1,990,507
                                                                                     =================

*Non-income producing securities
(a) American Depositary Receipt

The accompanying notes are an integral part of these financial statements.

                            Timothy Large/Mid-Cap Growth Fund 2000 Annual Report

STATEMENT OF ASSETS AND LIABILITIES
As of December 31, 2000

ASSETS
                                                                                                                       amount

        Investments in Securities at Value (identified cost  $2,178,371 ) [NOTE 1]                                $ 2,115,146
        Cash                                                                                                          180,351
        Receivables:
           Interest                                                                                                     1,209
           Dividends                                                                                                      611
           Fund Shares Sold                                                                                             9,010
           Fund Shares Commisions                                                                                      10,229
           Due from Advisor                                                                                             6,671
                                                                                                            ------------------
        Total Assets                                                                                              $ 2,323,227
                                                                                                            ==================
                                                                                                                      amount
        Payable for Investments Purchased                                                                           $ 323,205
        Accrued Expenses                                                                                                9,515
                                                                                                            ------------------
        Total Liabilities                                                                                           $ 332,720
                                                                                                            ==================
NET ASSETS
                                                                                                                       amount

        Class A Shares:
          Net Assets (unlimited shares of $0.001 par beneficial interest authorized;
          164,085 shares outstanding) $ 1,547,009 Net Asset Value and Redemption price
          Per Class A Share ($1,547,009/164,085 shares) $9.43 Offering Price Per Share
          ($9.43/ 0.945) $ 9.98
        Class B Shares:
          Net Assets (unlimited shares of $0.001 par beneficial interest authorized; 47,107 shares outstanding)     $ 443,498
          Net Asset Value and Offering Price Per Class B Share ($443,498/47,107 shares)                                $ 9.41
          Maximum  Redemption Price Per Class B Share ($9.41 x 0.95 )                                                  $ 8.94

        Net Assets                                                                                                $ 1,990,507
                                                                                                            ==================

SOURCES OF NET ASSETS

        At December 31, 2000, Net Assets Consisted of:
          Paid-in Capital                                                                                         $ 2,055,495
          Accumulated Net Realized  Loss on Investments                                                                (1,763)
          Net Unrealized Depreciation in Value of Investments                                                         (63,225)
                                                                                                            ------------------
        Net Assets                                                                                                $ 1,990,507
                                                                                                            ==================

The accompanying notes are an integral part of these financial statements.

                            Timothy Large/Mid-Cap Growth Fund 2000 Annual Report

STATEMENT OF OPERATIONS
For the Period Ended December 31, 2000 *

INVESTMENT INCOME
                                                                                                                    amount
        Interest                                                                                                    $ 2,704
        Dividends                                                                                                       649
                                                                                                            ----------------
        Total Investment Income                                                                                       3,353
                                                                                                            ----------------
EXPENSES                                                                                                             amount

        Investment Advisory Fees [NOTE 3]                                                                             1,811
        Transfer Agent Fees (Class A = $2,677 , Class B = $448 )                                                      3,125
        Administration Fees                                                                                           1,065
        12b-1 Fess (Class A = $456, Class B = $229) [NOTE 3]                                                            685
        Accounting Fees                                                                                               3,125
        Service Fees (Class B)                                                                                           76
        Custodian Fees                                                                                                  852
        Auditing Fees                                                                                                   473
        Miscellaneous Expense                                                                                           911
                                                                                                            ----------------
Total Expenses                                                                                                       12,123

        Expenses Waived and Reimbursed by Advisor [NOTE 3]                                                           (8,486)
                                                                                                            ----------------
        Total Net Expenses                                                                                            3,637
                                                                                                            ----------------
        Net Investment Loss                                                                                            (284)
                                                                                                            ----------------
REALIZED AND UNREALIZED LOSS ON INVESTMENTS                                                                           amount

        Net Realized Loss on Investments                                                                             (1,763)
        Change in Unrealized Depreciation of Investments                                                            (63,225)
                                                                                                            ----------------
        Net Realized and Unrealized Loss on Investments                                                             (64,988)
                                                                                                            ----------------
        Decrease in Net Assets Resulting from Operations                                                          $ (65,272)
                                                                                                            ================

        * Commenced operations on October 5, 2000.

The accompanying notes are an integral part of these financial statements.

                            Timothy Large/Mid-Cap Growth Fund 2000 Annual Report

STATEMENT OF CHANGES IN NET ASSETS
For the Period Ended December 31, 2000 *

INCREASE (DECREASE) IN NET ASSETS
                                                                                      period ended
                                                                                     Dec. 31, 2000
         Operations:
         Net Investment Loss                                                                   $ (284)
         Net Change in Unrealized Depreciation of Investments                                 (63,225)
         Net Realized Loss on Investments                                                      (1,763)
                                                                                   -------------------
         Decrease in Net Assets (resulting from operations)                                   (65,272)
                                                                                   -------------------
         Capital Share Transactions:
         Proceeds from Shares Sold:
            Class A                                                                         1,607,594
            Class B                                                                           449,147
         Cost of Shares Redeemed:
            Class A                                                                              (962)
            Class B                                                                                 0
                                                                                   -------------------
         Increase in Net Assets (resulting from capital share transactions)                 2,055,779
                                                                                   -------------------
         Total Increase  in Net Assets                                                      1,990,507

         Net Assets:
         Beginning of Period                                                                        -
                                                                                   -------------------
         End of Period                                                                    $ 1,990,507
                                                                                   ===================
         Shares of Capital Stock of the Fund Sold and Redeemed:
         Shares Sold:
            Class A                                                                           164,182
            Class B                                                                            47,107
         Shares Redeemed:
            Class A                                                                               (97)
            Class B                                                                                 0
                                                                                   -------------------
         Net Increase in Number of Shares Outstanding                                         211,192
                                                                                   ===================

* Commenced operations on October 5, 2000.

The accompanying notes are an integral part of these financial statements.

                  Timothy Large/Mid-Cap Growth Fund 2000 Annual Report FINANCIAL HIGHLIGHTS
The table below set forth financial data for one share of capital stock outstanding throughout each period presented.

LARGE/MID CAP GROWTH FUND - CLASS A SHARES
                                                                  period
                                                                  ended
                                                                12/31/00 (D)

       Per Share Operating Performance:
       Net Asset Value at Beginning of Period                      $ 10.00
                                                              -------------
       Income from Investment Operations:
          Net Investment Loss                                         0.00
          Net Realized and Unrealized Loss on Investments            (0.57)
                                                              -------------
          Total from Investment Operations                           (0.57)
                                                              -------------
       Less Distributions:
          Dividends from Realized Gains                               0.00
          Dividends from Net Investment Income                        0.00
                                                              -------------
          Total Distributions                                         0.00
                                                              -------------
       Net Asset Value at End of Period                             $ 9.43
                                                              =============
       Total Return (A)(B)                                           (5.69)%

       Ratios/Supplimental Data:
       Net Assets, End of Period (in 000s)                         $ 1,547

       Ratio of Expenses to Average Net Assets:
          Before Reimbursement of Expenses by Advisor                5.55% (C)
          After Reimbursement of Expenses by Advisor                 1.60% (C)

       Ratio of Net Investment Loss to Average Net Assets:
          Before Reimbursement of Expenses by Advisor               (3.98)%(C)
          After Reimbursement of Expenses by Advisor                (0.03)%(C)

       Portfolio Turnover                                            4.46%

(A) Total Return Calculation Does Not Reflect Sales Load.
(B) For periods of less than a full year, the total return is not annualized.
(C) Annualized
(D) For the period October 5, 2000 (commencement of operations) to December 31, 2000.

The accompanying notes are an integral part of these financial statements.

              Timothy Large/Mid-Cap Growth Fund 2000 Annual Report FINANCIAL HIGHLIGHTS
The table below set forth financial data for one share of capital stock outstanding throughout each period presented.

LARGE/MID CAP GROWTH FUND - CLASS B SHARES
                                                              period
                                                              ended
                                                              12/31/00   (D)
       Per Share Operating Performance:
       Net Asset Value at Beginning of Period                    $10.00
                                                              ----------
       Income from Investment Operations:
          Net Investment Loss                                     (0.01)
          Net Realized and Unrealized Loss on Investments         (0.58)
                                                              ----------
          Total from Investment Operations                        (0.59)
                                                              ----------
       Less Distributions:
          Dividends from Realized Gains                            0.00
          Dividends from Net Investment Income                     0.00
                                                              ----------
          Total Distributions                                      0.00
                                                              ----------
       Net Asset Value at End of Period                          $ 9.41
                                                              ==========
       Total Return (A)(B)                                        (5.89)%

       Ratios/Supplimental Data:
       Net Assets, End of Period (in 000s)                        $ 444

       Ratio of Expenses to Average Net Assets:
          Before Reimbursement of Expenses by Advisor             6.30% (C)
          After Reimbursement of Expenses by Advisor              2.35% (C)

       Ratio of Net Investment Loss to Average Net Assets:
          Before Reimbursement of Expenses by Advisor             (4.73)%(C)
          After Reimbursement of Expenses by Advisor              (0.78)%(C)

       Portfolio Turnover                                          4.46%

(A) Total Return Calculation Does Not Reflect Sales Load.
(B) For periods of less than a full year, the total return is not annualized.
(C) Annualized
(D) For the period October 9, 2000 (Commencement of operations) to December 31, 2000.

The accompanying notes are an integral part of these financial statements.

             Timothy Large/Mid-Cap Value Fund 2000 Annual Report
SCHEDULE OF INVESTMENTS
As of December 31, 2000

COMMON STOCKS - 93.03%
number of shares                                                                                       market value

            ABRASIVE ASBESTOS & MISC NONMETALLIC MINERAL PRODUCTS - 2.38%
      1,500 Minnesota Mining & Manufacturing Co.                                                                $ 180,750
                                                                                                      --------------------
            CANNED, FROZEN & PRESERVED FRUIT, VEG & FOOD SPECIALTIES - 3.74%
      6,000 Heinz (H. J.) Co.                                                                                     284,625
                                                                                                      --------------------
            CHEMICALS - 1.90%
      3,000 E I Du Pont De Nemours & Co.                                                                          144,937
                                                                                                      --------------------
            CONSTRUCTION, MINING & MATERIALS HANDLING MACHINERY & EQUIP - 2.93%
      5,500 Dover Corp.                                                                                           223,094
                                                                                                      --------------------
            CRUDE PETROLEUM & NATURAL GAS - 6.19%
      3,800 Anadarko Petroleum Corp.                                                                              270,104
      3,000 Kerr-Mcgee Corp.                                                                                      200,812
                                                                                                      --------------------
                                                                                                                  470,916
                                                                                                      --------------------
            ELECTRONIC COMPONENTS & ACCESSORIES - 3.43%
      7,000 Kemet Corp. *                                                                                         105,875
      5,000 Vishay Intertechnology, Inc. *                                                                         75,625
      5,000 Artesyn Technologies Inc. Com. *                                                                       79,375
                                                                                                      --------------------
                                                                                                                  260,875
                                                                                                      --------------------
            GENERAL INDUSTRIAL MACHINERY & EQUIPMENT - 4.32%
      4,600 Ingersoll-Rand Co.                                                                                    192,625
      7,000 ATMI, Inc.*                                                                                           136,500
                                                                                                      --------------------
                                                                                                                  329,125
                                                                                                      --------------------
            INDUSTRIAL INORGANIC CHEMICALS - 2.69%
      5,000 Air Products & Chemicals, Inc.                                                                        205,000
                                                                                                      --------------------
            INDUSTRIAL INSTRUMENTS FOR MEASUREMENT, DISPLAY, AND CONTROL - 4.14%
      4,000 Emerson Electric Co.                                                                                  315,250
                                                                                                      --------------------
            MACHINE TOOLS, METAL CUTTING TYPES - 0.96%
      2,500 Kennametal, Inc.                                                                                       72,812
                                                                                                      --------------------
            MEASURING & CONTROLLING DEVICES, NEC - 2.11%
      4,000 Veeco Instruments, Inc. *                                                                             160,500
                                                                                                      --------------------
            MEAT PACKING PLANTS - 2.73%
      8,000 Conagra, Inc.                                                                                         208,000
                                                                                                      --------------------
            METAL MINING - 1.80%
      1,900 Rio Tinto Plc ADR                                                                                     136,919
                                                                                                      --------------------
                      Timothy Large/Mid-Cap Value Fund 2000 Annual Report
SCHEDULE OF INVESTMENTS
As of December 31, 2000

COMMON STOCKS - 93.03% (Cont.)
number of shares                                                                                         market value

            METALWORKING MACHINERY & EQUIPMENT - 2.84%
      2,000 SPX Corp.*                                                                                          $ 216,375
                                                                                                      --------------------
            MISCELLANEOUS FABRICATED METAL PRODUCTS - 2.61%
      4,500 Parker Hannifin Corp.                                                                                 198,562
                                                                                                      --------------------
            MISCELLANEOUS PLASTIC PRODUCTS - 2.40%
      6,000 Sealed Air Corp. *                                                                                    183,000
                                                                                                      --------------------
            MOTOR VEHICLE PARTS & ACCESSORIES - 1.03%
      7,000 Delphi Automotive Systems Corp.                                                                        78,750
                                                                                                      --------------------
            NATIONAL COMMERCIAL BANKS - 3.51%
      2,000 Centura Banks, Inc.                                                                                    96,500
      3,000 KeyCorp                                                                                                84,000
      3,000 National City Corp.                                                                                    86,250
                                                                                                      --------------------
                                                                                                                  266,750
                                                                                                      --------------------
            NATURAL GAS TRANSMISSION - 3.77%
      4,000 El Paso Energy Corp.                                                                                  286,500
                                                                                                      --------------------
            OPTICAL INSTRUMENTS & LENSES - 3.10%
      7,000 Kla-Tencor Corp. *                                                                                    235,813
                                                                                                      --------------------
            PAPER MILLS - 2.79%
      3,000 Kimberly Clark Corp.                                                                                  212,070
                                                                                                      --------------------
            PERSONAL CREDIT INSTITUTIONS -3.89 %
      2,000 American General Financial Group                                                                      163,000
      2,500 Washington Mutual Finance Corp.                                                                       132,656
                                                                                                      --------------------
                                                                                                                  295,656
                                                                                                      --------------------
            PETROLEUM REFINING - 2.24%
      3,000 Phillips Petroleum Co.                                                                                170,625
                                                                                                      --------------------
            PHARMACEUTICAL PREPARATIONS - 5.03%
      5,000 Abbott Labs                                                                                           242,188
      1,500 Merck & Co.                                                                                           140,438
                                                                                                      --------------------
                                                                                                                  382,626
                                                                                                      --------------------
            PLASTICS, MATERIALS, SYNTH RESINS & NONVULCAN ELASTOMERS -1.43%
      3,000 Rohm & Haas Co.                                                                                       108,937
                                                                                                      --------------------
            PUBLIC BUILDING AND RELATED FURNITURE - 1.96%
      6,000 Lear Corp. *                                                                                          148,875
                                                                                                      --------------------
                      Timothy Large/Mid-Cap Value Fund 2000 Annual Report

SCHEDULE OF INVESTMENTS
As of December 31, 2000

COMMON STOCKS - 93.03% (Cont.)
number of shares                                                                                         market value

            RETAIL-DRUG STORES AND PROPRIETARY STORES - 2.05%
      2,600 CVS Corp.                                                                                           $ 155,837
                                                                                                      --------------------
            RETAIL-EATING PLACES - 1.87%
      5,500 Outback Steakhouse, Inc. *                                                                            142,313
                                                                                                      --------------------
            RETAIL-GROCERY STORES - 2.85%
      8,000 Kroger Co.*                                                                                           216,500
                                                                                                      --------------------
            SOAP, DETERGENT, CLEANING PREPARATIONS, PERFUMES, COSMETICS - 1.75%
      6,000 Church & Dwight Co., Inc.                                                                             133,500
                                                                                                      --------------------
            SPECIAL INDUSTRY MACHINERY, NEC - 3.31%
      7,000 Novellus Systems, Inc. *                                                                              251,563
                                                                                                      --------------------
            TRUCKING (NO LOCAL) - 2.22%
      5,000 CNF Transportation, Inc.                                                                              169,063
                                                                                                      --------------------
            MOTOR VEHICLE PARTS & ACCESSORIES - 3.06%
      6,000 TRW, Inc.                                                                                             232,500
                                                                                                      --------------------
            Total Common Stocks (cost $6,239,680)                                                               7,078,618
                                                                                                      --------------------
SHORT-TERM INVESTMENTS - 6.53%
number of shares                                                                                         market value

            SHORT-TERM INVESTMENTS - 6.53%
    496,926 Firstar Bank Treasury Fund (cost $496,926)                                                            496,926
                                                                                                      --------------------
            TOTAL INVESTMENTS - 99.56% (identified cost $6,736,606)                                             7,575,544

            OTHER ASSETS AND LIABILITIES, NET - 0.44%                                                              33,233
                                                                                                      --------------------
            NET ASSETS - 100%                                                                                 $ 7,608,777
                                                                                                      ====================

The accompanying notes are an integral part of these financial statements.

                      Timothy Large/Mid-Cap Value Fund 2000 Annual Report STATEMENT OF ASSETS AND LIABILITIES
As of December 31, 2000

ASSETS                                                                                                              amount

      Investments in Securities at Value (identified cost $6,736,606) [NOTE 1]                                      $ 7,575,544
      Cash                                                                                                               73,005
      Receivables:
         Interest                                                                                                         2,622
         Dividends                                                                                                        7,098
         Fund Shares Sold                                                                                               124,486
         Due from Advisor                                                                                                 6,760
      Other Assets                                                                                                        5,289
                                                                                                              ------------------
      Total Assets                                                                                                  $ 7,794,804
                                                                                                              ==================
LIABILITIES                                                                                                        amount

      Payable for Fund Shares Redeemed                                                                                  $ 1,873
      Payable for Investment Securities Purchased                                                                       173,208
      Accrued Expenses                                                                                                    5,520
      Accrued Distribution Fee                                                                                            5,426
                                                                                                              ------------------
      Total Liabilities                                                                                               $ 186,027
                                                                                                              ==================
NET ASSETS
                                                                                                                        amount
      Class A Shares:
        Net Assets (unlimited shares of $0.001 par beneficial interest authorized;456,575 shares outstanding) $ 4,943,457 Net Asset Value and
        Redemption price Per Class A Share ($4,943,457 / 456,575 shares) $ 10.83
        Offering Price Per Share ($10.83 / 0.945) $ 11.46
      Class B Shares:
        Net Assets (unlimited shares of $0.001 par beneficial interest authorized; 251,488 shares outstanding)      $ 2,665,320
        Net Asset Value and Offering Price Per Class B Share ($2,665,320 / 251,488 shares)                              $ 10.60
       Redemption Price Per Share ($10.60 x 0.95)                                                                       $ 10.07

      Net Assets                                                                                                    $ 7,608,777
                                                                                                              ==================
SOURCES OF NET ASSETS
                                                                                                                      amount
      At December 31, 2000, Net Assets Consisted of:
        Paid-in Capital                                                                                             $ 6,798,367
        Accumulated Net Realized Loss on Investments                                                                    (28,528)
        Net Unrealized Appreciation in Value of Investments                                                             838,938
                                                                                                              ------------------
      Net Assets                                                                                                    $ 7,608,777
                                                                                                              ==================

The accompanying notes are an integral part of these financial statements.

                          Timothy Large/Mid-Cap Value Fund 2000 Annual Report
STATEMENT OF OPERATIONS
For the Year Ended December 31, 2000

INVESTMENT INCOME
                                                                                                                    amount
        Interest                                                                                                   $ 15,294
        Dividends                                                                                                    78,425
                                                                                                            ----------------
        Total Investment Income                                                                                      93,719
                                                                                                            ----------------
EXPENSES
                                                                                                                    amount
        Investment Advisory Fees [NOTE 3]                                                                            34,131
        Transfer Agent Fees (Class A = $12,148, Class B = $7,650)                                                    19,798
        Administration Fees                                                                                           4,752
        12b-1 Fees (Class A = $6,273, Class B = $15,868) [NOTE 3]                                                    22,141
        Accounting Fees                                                                                              19,825
        Registration Fees                                                                                               789
        Custodian Fees                                                                                                5,309
        Auditing Fees                                                                                                 1,973
        Miscellaneous Expense                                                                                        11,487
                                                                                                            ----------------
        Total Expenses                                                                                              120,205

        Expenses Waived and Reimbursed by Advisor [NOTE 3]                                                          (42,380)
                                                                                                            ----------------
        Total Net Expenses                                                                                           77,825
                                                                                                            ----------------
        Net Investment Income                                                                                        15,894
                                                                                                            ----------------
REALIZED AND UNREALIZED GAIN ON INVESTMENTS
                                                                                                                   amount
        Net Realized Gain on Investments                                                                              1,500
        Change in Unrealized Appreciation of Investments                                                            839,378
                                                                                                            ----------------
        Net Realized and Unrealized Gain on Investments                                                             840,878
                                                                                                            ----------------
        Increase in Net Assets Resulting from Operations                                                          $ 856,772
                                                                                                            ================

The accompanying notes are an integral part of these financial statements.

                         Timothy Large/Mid-Cap Value Fund 2000 Annual Report
STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2000 and The Period Ended December 31, 1999

INCREASE IN NET ASSETS

                                                                      year ended      period ended
                                                                     Dec. 31, 2000   Dec. 31, 1999 (A)
     Operations:
     Net Investment Income                                                 $ 15,894          $ 2,891
     Net Change in Unrealized Appreciation (Depreciation) of Investments    839,378             (440)
     Net Realized Gain (Loss) on Investments                                  1,500          (11,165)
                                                                    ----------------  ---------------
     Increase (Decrease) in Net Assets (resulting from operations)          856,772           (8,714)
                                                                    ----------------  ---------------
     Distributions to Shareholders From:
     Net Realized Gains
        Class A                                                              (7,543)          (1,913)
        Class B                                                              (4,267)          (1,196)
        Class C                                                                   0             (357)
     Net Income:
        Class A                                                             (12,468)          (1,689)
        Class B                                                              (7,012)          (1,056)
        Class C                                                                   0             (315)
                                                                    ----------------  ---------------
     Total Distribution                                                     (31,290)          (6,526)
                                                                    ----------------  ---------------
     Capital Share Transactions:
     Proceeds from Shares Sold:
        Class A                                                           3,714,059          885,073
        Class B                                                           2,104,479          531,293
        Class C                                                              14,996          160,444
     Dividends Reinvested:
        Class A                                                              16,832            3,566
        Class B                                                              10,099            2,188
        Class C                                                                   0              668
     Cost of Shares Redeemed:
        Class A                                                            (157,559)         (34,525)
        Class B                                                            (277,869)          (3,804)
        Class C                                                            (171,405)               -
                                                                    ----------------  ---------------
     Increase in Net Assets (resulting from capital share transactions)   5,253,632        1,544,903
                                                                    ----------------  ---------------
     Total Increase in Net Assets                                         6,079,114        1,529,663

     Net Assets:
     Beginning of Period                                                  1,529,663                -
                                                                    ----------------  ---------------
     End of Period                                                      $ 7,608,777      $ 1,529,663
                                                                    ================  ===============
     Shares of Capital Stock of the Fund Sold and Redeemed:
     Shares Sold:
        Class A                                                             383,562           90,654
        Class B                                                             223,586           56,227
        Class C                                                               1,864           16,260
     Shares Rinvested:
        Class A                                                               1,553              375
        Class B                                                                 953              234
        Class C                                                                   0               71
     Shares Redeemed:
        Class A                                                             (15,946)          (3,623)
        Class B                                                             (29,107)            (404)
        Class C                                                             (18,194)               0
                                                                    ----------------  ---------------
     Net Increase in Number of Shares Outstanding                           548,271          159,794
                                                                    ================  ===============

(A) For the Period July 15, 1999 (Commencement of Operations) to December 31, 1999.

The accompanying notes are an integral part of these financial statements.

        Timothy Large/Mid-Cap Value Fund 2000 Annual Report
FINANCIAL HIGHLIGHTS
The table below set forth financial data for one share of capital stock outstanding throughout each period presented.

LARGE/MID CAP VALUE FUND - CLASS A SHARES

                                                               year         period
                                                               ended         ended
                                                              12/31/00     12/31/99 (B)
       Per Share Operating Performance:
       Net Asset Value at Beginning of Period                    $ 9.68       $10.00
                                                              ----------   ----------
       Income from Investment Operations:
          Net Investment Income                                    0.04         0.02
          Net Realized and Unrealized Gain (Loss) on Investments   1.16        (0.30)
                                                              ----------   ----------
          Total from Investment Operations                         1.20        (0.28)
                                                              ----------   ----------
       Less Distributions:
          Dividends from Realized Gains                           (0.02)       (0.02)
          Dividends from Net Investment Income                    (0.03)       (0.02)
                                                              ----------   ----------
          Total Distributions                                     (0.05)       (0.04)
                                                              ----------   ----------
       Net Asset Value at End of Period                          $10.83       $ 9.68
                                                              ==========   ==========
       Total Return (A)                                          12.35%        (3.28)%

       Ratios/Supplimental Data:
       Net Assets, End of Period (in 000s)                       $4,493        $ 846

       Ratio of Expenses to Average Net Assets:
          Before Reimbursement of Expenses by Advisor             2.70%        4.69% (C)
          After Reimbursement of Expenses by Advisor              1.65%        1.60% (C)

       Ratio of Net Investment Income (Loss) to Average Net Assets:
          Before Reimbursement of Expenses by Advisor            (0.30)%      (2.34)%(C)
          After Reimbursement of Expenses by Advisor              0.67%        0.75% (C)

       Portfolio Turnover                                         50.98%        8.02%

(A) Total Return Calculation Does Not Reflect Sales Load.
(B) For the Period July 14, 1999 (Commencement of Operations) to December 31, 1999.
(C) Annualized.

The accompanying ntoes are an integral part of these financial statements.

               Timothy Large/Mid-Cap Value Fund 2000 Annual Report FINANCIAL HIGHLIGHTS
The table below set forth financial data for one share of capital stock outstanding throughout each period presented.

LARGE/MID CAP VALUE FUND - CLASS B SHARES
                                                                year        period
                                                                ended       ended
                                                              12/31/00     12/31/99 (B)
       Per Share Operating Performance:
       Net Asset Value at Beginning of Period                    $ 9.36       $10.00
                                                              ----------   ----------
       Income from Investment Operations:
          Net Investment Income                                    0.01         0.02
          Net Realized and Unrealized Gain (Loss) on Investments   1.28        (0.62)
                                                              ----------   ----------
          Total from Investment Operations                         1.29        (0.60)
                                                              ----------   ----------
       Less Distributions:
          Dividends from Realized Gains                           (0.02)       (0.02)
          Dividends from Net Investment Income                    (0.03)       (0.02)
                                                              ----------   ----------
          Total Distributions                                     (0.05)       (0.04)
                                                              ----------   ----------
       Net Asset Value at End of Year                            $10.60       $ 9.36
                                                              ==========   ==========
       Total Return (A)                                          13.73%        (4.78)%

       Ratios/Supplimental Data:
       Net Assets, End of Period (in 000s)                       $2,665        $ 525

       Ratio of Expenses to Average Net Assets:
          Before Reimbursement of Expenses by Advisor             3.45%        5.87% (C)
          After Reimbursement of Expenses by Advisor              2.40%        2.35% (C)

       Ratio of Net Investment Income (Loss) to Average Net Assets:
          Before Reimbursement of Expenses by Advisor             (1.13)%     (2.34)%(C)
          After Reimbursement of Expenses by Advisor              (0.08)%      1.15% (C)

       Portfolio Turnover                                         50.98%       8.02%

(A) Total Return Calculation Does Not Reflect Redemption Fee.
(B) For the Period July 15, 1999 (Commencement of Operations) to December 31, 1999.
(C) Annualized.

The accompanying notes are an integral part of these financial statements.

                  Timothy Plan Money Market 2000 Annual Report
SCHEDULE OF INVESTMENTS
As of December 31, 2000

SHORT TERM INVESTMENTS - 91.40%

par value                                                                           market value
               Government Agencies - 66.68%
   $100,000    Federal Agriculture Mortgage Corp, 6.31% 02/01/01                               $ 99,457
   100,000     Federal Home Loan Bank, 6.38%, 01/16/01                                           99,734
   100,000     Federal Home Loan Bank, 6.25%, 03/02/01                                           98,958
   100,000     Federal Home Loan Bank, 6.15%, 03/14/01                                           98,783
   100,000     Federal Home Loan Bank, 6.21%, 03/19/01                                           98,672
   100,000     Federal Home Loan Bank, 6.22%, 04/06/01                                           98,359
   100,000     Federal Home Loan Bank, 6.17%, 05/02/01                                           97,926
   250,000     Federal Home Loan Bank, 5.71%, 06/06/01                                          243,814
                                                                                      ------------------
                                                                                                935,703
                                                                                      ------------------
               Corporate Commercial Paper - 24.72%
   250,000     CXC, Inc., 6.40% 02/14/01                                                        248,045
   100,000     Williams Companies, Inc. 6.85% 03/01/01                                           98,928
                                                                                      ------------------
                                                                                                346,973
                                                                                      ------------------
               TOTAL INVESTMENTS - 91.40% (identified cost $1,282,676)                      $ 1,282,676
                                                                                      ------------------
               OTHER ASSETS AND LIABILITIES, NET - 8.60%                                      $ 120,666
                                                                                      ------------------
               NET ASSETS - 100.00%                                                         $ 1,403,342
                                                                                      ==================

The accompanying notes are an integral part of these finanacial statements.

                  Timothy Plan Money Market 2000 Annual Report
STATEMENT OF ASSETS AND LIABILITIES
As of December 31, 2000

ASSETS                                                                                           amount

     Investments in Securities at Value (identified cost $1,282,676) [NOTE 1]                   $ 1,282,676
     Cash                                                                                            38,939
     Receivables:
        Interest                                                                                      1,257
        Fund Shares Sold                                                                             88,898
     Due from Advisor                                                                                 5,837
     Other Assets                                                                                     1,882
                                                                                             ---------------
     Total Assets                                                                               $ 1,419,489
                                                                                             ===============
LIABILITIES                                                                                          amount

     Payable for Fund Shares Redeemed                                                               $ 4,993
     Accrued Expenses                                                                                10,662
     Income Distribution Payable                                                                        492
                                                                                             ---------------
     Total Liabilities                                                                             $ 16,147
                                                                                             ===============
NET ASSETS                                                                                           amount

     Shares of Capital Stock Outstanding (par value $0.001, unlimited shares authorized)          1,403,297
     Net Asset Value, Offering and Redemption Price
        Per Share ($1,403,342 / 1,403,297 shares)                                                    $ 1.00

     Net Assets                                                                                 $ 1,403,342
                                                                                             ===============
SOURCES OF NET ASSETS

     At December 31, 2000, Net Assets Consisted of:
       Paid-in Capital                                                                          $ 1,403,342
                                                                                             ---------------
     Net Assets                                                                                 $ 1,403,342
                                                                                             ===============

The accompanying notes are an integral part of these financial statements.

                      Timothy Plan Money Market 2000 Annual Report
STATEMENT OF OPERATIONS
For the Year Ended December 31, 2000

INVESTMENT INCOME                                                                       amount

        Interest                                                                       $ 65,887
                                                                                ----------------
        Total Investment Income                                                          65,887
                                                                                ----------------
EXPENSES                                                                               amount

        Investment Advisory Fees [NOTE 3]                                                 6,467
        Transfer Agent Fees                                                              13,693
        Administration Fees                                                               5,023
        Accounting Fees                                                                   9,160
        Registration Fees                                                                   620
        Custodian Fees                                                                    4,873
        Printing Expense                                                                    750
        Auditing Fees                                                                     1,000
        Insurance Expense                                                                   300
        Legal Expense                                                                     1,700
        Miscellaneous Expense                                                                84
                                                                                ----------------
        Total Expenses                                                                   43,670

        Expenses Waived and Reimbursed by Advisor [NOTE 3]                              (34,441)
                                                                                ----------------
        Total Net Expenses                                                                9,229
                                                                                ----------------
        Net Investment Income                                                            56,658
                                                                                ----------------
        Increase in Net Assets Resulting from Operations                               $ 56,658
                                                                                ================

The accompanying notes are an integral part of these financial statements.

                            Timothy Plan Money Market 2000 Annual Report
STATEMENT OF CHANGES IN NET ASSETS
For the Periods Ended December 31, 2000 and 1999

 INCREASE (DECREASE) IN NET ASSETS year ended period ended
                                                                        Dec. 31, 2000    Dec 31, 1999 (a)
     Operations:
     Net Investment Income                                                    $ 56,658           $ 6,827
                                                                       ----------------   ---------------
     Increase in Net Assets (resulting from operations)                         56,658             6,827
                                                                       ----------------   ---------------
     Distributions to Shareholders:
     Net Income                                                                (56,658)           (6,827)
                                                                       ----------------   ---------------
     Capital Share Transactions:
     Proceeds from Shares Sold                                               2,081,130         1,049,384
     Dividends Reinvested                                                       38,156             6,827
     Cost of Shares Redeemed                                                (1,476,128)         (296,027)
                                                                       ----------------   ---------------
     Increase in Net Assets (resulting from capital share transactions)        643,158           760,184
                                                                       ----------------   ---------------
     Total Increase in Net Assets                                              643,158           760,184

     Net Assets:
     Beginning of Period                                                       760,184                 -
                                                                       ----------------   ---------------
     End of Period                                                         $ 1,403,342         $ 760,184
                                                                       ================   ===============
     Shares of Capital Stock of the Fund Sold and Redeemed:
     Shares Sold                                                             2,081,085         1,049,384
     Shares Reinvested                                                          38,156             6,827
     Shares Redeemed                                                        (1,476,128)         (296,027)
                                                                       ----------------   ---------------
     Net Increase in Number of Shares Outstanding                              643,113           760,184
                                                                       ================   ===============

(a) For the period July 9, 1999 (commencement of operations) to December 31, 1999.

The accompanying notes are an integral part of these financial statements.

             Timothy Plan Money Market 2000 Annual Report
FINANCIAL HIGHLIGHTS
The table below set forth financial data for one share of capital stock outstanding throughout each period presented.

MONEY MARKET FUND - CLASS A SHARES                                 year      period
                                                                  ended       ended
                                                                 12/31/00   12/31/99 (B)
       Per Share Operating Performance:
       Net Asset Value at Beginning of Period                       $ 1.00      $ 1.00
                                                                -----------  ----------
       Income from Investment Operations:
          Net Investment Income                                       0.05        0.02
                                                                -----------  ----------
          Total from Investment Operations                            0.05        0.02
                                                                -----------  ----------
       Less Distributions:
          Dividends from Realized Gains                                  -           -
          Dividends from Net Investment Income                       (0.05)      (0.02)
                                                                -----------  ----------
          Total Distributions                                        (0.05)      (0.02)
                                                                -----------  ----------
       Net Asset Value at End of Period                             $ 1.00      $ 1.00
                                                                ===========  ==========
       Total Return (A)                                              5.34%       1.78%

       Ratios/Supplimental Data:
       Net Assets, End of Period (in 000s)                          $1,403       $ 760

       Ratio of Expenses to Average Net Assets:
          Before Reimbursement of Expenses by Advisor                4.53%       5.75% (C)
          After Reimbursement of Expenses by Advisor                 0.85%       0.85% (C)

       Ratio of Net Investment Income (Loss) to Average Net Assets:
          Before Reimbursement of Expenses by Advisor                1.58%      (0.73)%(C)
          After Reimbursement of Expenses by Advisor                 5.25%       4.17% (C)

(A) Not Annualized.
(B) For the Period July 9, 1999 (Commencement of Operations) to December 31,1999.
(C) Annualized.

The accompanying notes are an integral part of these financial statements.

             Timothy Plan Strategic Growth Fund 2000 Annual Report SCHEDULE OF INVESTMENTS
As of December 31, 2000

COMMON STOCKS - 93.66%

   number of shares                                                                         market value

      30,811        Timothy Aggressive Growth Fund                                              $ 257,274
      47,717        Timothy Large/Mid-Cap Growth Fund                                             449,968
      30,027        Timothy Large/Mid-Cap Value Fund                                              325,195
      19,173        Timothy Small Cap Value Fund                                                  241,775
                                                                                        ------------------

                    TOTAL INVESTMENTS - 93.66% (identified cost $1,310,593)                     1,274,212

                    OTHER ASSETS IN EXCESS OF LIABILITIES - 6.34%                                  86,250
                                                                                        ------------------

                    NET ASSETS - 100.00%                                                      $ 1,360,462
                                                                                        ==================

The accompanying notes are an integral part of these financial statements.

             Timothy Plan Strategic Growth Fund 2000 Annual Report STATEMENT OF ASSETS AND LIABILITIES
As of December 31, 2000

ASSETS                                                                                        amount

        Investments in Securities at Value (identified cost 1,310,593 ) [NOTE 1]             $ 1,274,212
        Cash                                                                                      77,760
        Receivables:
           Dividends                                                                              20,859
           Due from Advisor                                                                        9,113
           Commission Receivable due from Advisor                                                  2,774
           Other                                                                                     666
                                                                                         ----------------
        Total Assets                                                                         $ 1,385,384
                                                                                         ================
LIABILITIES
                                                                                                amount

        Payable for Investments Purchased                                                       $ 20,000
        Accrued Expenses                                                                           4,922
                                                                                         ----------------
        Total Liabilities                                                                       $ 24,922
                                                                                         ================
NET ASSETS
                                                                                                 amount

        Class A Shares:
          Net Assets (unlimited shares of $0.001 par beneficial interest authorized;
            47,462 shares outstanding)                                                         $ 456,289
          Net Asset Value and Redemption price Per Class A Share
            ($456,289 / 47,462 shares outstanding)                                                $ 9.61
          Offering Price Per Share ($9.61 / .945)                                                $ 10.17
        Class B Shares:
          Net Assets (unlimited shares of $0.001 par beneficial interest authorized;
           94,129 shares outstanding)                                                          $ 904,173
          Net Asset Value and Offering Price Per Class B Share ($ 904,173  / 94,129 shares)       $ 9.61
          Maximum Redemption Price Per Class B Share ($9.61 x 0.95)                               $ 9.13

        Net Assets                                                                           $ 1,360,462
                                                                                         ================
SOURCES OF NET ASSETS

        At December 31, 2000, Net Assets Consisted of:
          Paid-in Capital                                                                    $ 1,378,506
          Net Accumulated Realized Gain on Investments                                            18,337
          Net Unrealized Depreciation in Value of Investments                                    (36,381)
                                                                                         ----------------
        Net Assets                                                                           $ 1,360,462
                                                                                         ================

                 Timothy Plan Strategic Growth Fund 2000 Annual Report STATEMENT OF OPERATIONS
For the Period Ended December 31, 2000 *

INVESTMENT INCOME                                                                       amount
        Interest                                                                           $ 54
        Dividends                                                                           885
                                                                                    ------------
        Total Investment Income                                                             939
                                                                                    ------------
EXPENSES                                                                                amount

        Investment Advisory Fees [NOTE 3]                                                   237
        Accounting Fees                                                                   3,291
        Transfer Agent Fees (Class A = $1,342, Class B = $2,721)                          4,063
        12b-1 Fess (Class A = $126, Class B = $807)  [NOTE 3]                               933
        Custodian Fees                                                                      898
        Pricing Fees                                                                        898
        Administration Fees                                                                 748
        Auditing Fees                                                                       498
        Service Fees (Class B ) [NOTE 3]                                                    269
        Miscellaneous Expense                                                                62
                                                                                    ------------
        Total Expenses                                                                   11,897

        Expenses Waived and Reimbursed by Advisor [NOTE 3]                               (9,113)
                                                                                    ------------
        Total Net Expenses                                                                2,784
                                                                                    ------------
        Net Investment Loss                                                              (1,845)
                                                                                    ------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS                                      amount

        Net Realized Gain on Investments                                                    209
        Capital Gain Distributions from Other Investment Companies                       19,973
        Change in Unrealized Depreciation of Investments                                (36,381)
                                                                                    ------------
        Net Realized and Unrealized Loss on Investments                                 (16,199)
                                                                                    ------------
        Decrease in Net Assets Resulting from Operations                              $ (18,044)
                                                                                    ============
*Commencement of operations was October 5, 2000.

The accompanying notes are an integral part of these financial statements.

            Timothy Plan Strategic Growth Fund 2000 Annual Report
STATEMENT OF CHANGES IN NET ASSETS
For the Period Ended December 31, 2000 *

INCREASE IN NET ASSETS                                                    period ended
                                                                          Dec. 31, 2000 *
       Operations:
       Net Investment Loss                                                        $ (1,845)
       Net Change in Unrealized Depreciation of Investments                        (36,381)
       Capital Gain Distributions from Other Investment Companies                   19,973
       Net Realized Gain on Investments                                                209
                                                                         ------------------
       Decrease in Net Assets (resulting from operations)                          (18,044)
                                                                         ------------------
       Capital Share Transactions:
       Proceeds from Shares Sold:
          Class A                                                                  455,732
          Class B                                                                  922,774
                                                                         ------------------
       Increase in Net Assets (resulting from capital share transactions)        1,378,506
                                                                         ------------------
       Total Increase in Net Assets                                              1,360,462

       Net Assets:
       Beginning of period                                                               -
                                                                         ------------------
       End of period                                                           $ 1,360,462
                                                                         ==================
       Shares of Capital Stock of the Fund Sold and Redeemed:
       Shares Sold:
          Class A                                                                   47,462
          Class B                                                                   94,129
                                                                         ------------------
       Net Increase in Number of Shares Outstanding                                141,591
                                                                         ==================
*Commencement of operations was October 5, 2000.

The accompanying notes are an integral part of these financial statements.

         Timothy Plan Strategic Growth Growth Fund 2000 Annual Report FINANCIAL HIGHLIGHTS
The table below set forth financial data for one share of capital stock outstanding throughout each period presented.

STRATEGIC GROWTH FUND - CLASS A SHARES
                                                                  period
                                                                   ended
                                                                12/31/00 (D)
       Per Share Operating Performance:
       Net Asset Value at Beginning of Period                         $ 10.00
                                                            ------------------
       Income from Investment Operations:
          Net Investment Loss                                           (0.01)
          Net Realized and Unrealized Loss on Investments               (0.38)
                                                            ------------------
          Total from Investment Operations                              (0.39)
                                                            ------------------
       Net Asset Value at End of Period                                $ 9.61
                                                            ==================
       Total Return (A) (B)                                             (3.90)%

       Ratios/Supplimental Data:
       Net Assets, End of Period (in 000s)                              $ 456

       Ratio of Expenses to Average Net Assets:
          Before Reimbursement of Expenses by Advisor                  6.80% (C)
          After Reimbursement of Expenses by Advisor                   1.25% (C)

       Ratio of Net Investment Loss to Average Net Assets:
          Before Reimbursement of Expenses by Advisor                 (6.22)%(C)
          After Reimbursement of Expenses by Advisor                  (0.67)%(C)

       Portfolio Turnover                                               0.30%

(A) Total Return Calculation Does Not Reflect Sales Load.
(B) For Periods Of Less Than A Full Year, The Total Return is Not Annualized.
(C) Annualized
(D) For the Period October 5, 2000 (commencement of operations) to December 31, 2000.

The accompanying notes are an integral part of these financial statements.

         Timothy Plan Strategic Growth Growth Fund 2000 Annual Report FINANCIAL HIGHLIGHTS
The table below set forth financial data for one share of capital stock outstanding throughout each period presented.

STRATEGIC GROWTH FUND - CLASS B SHARES                            period
                                                                   ended
                                                               12/31/00 (D)
       Per Share Operating Performance:
       Net Asset Value at Beginning of Period                     $ 10.00
                                                          ----------------
       Income from Investment Operations:
          Net Investment Loss                                       (0.03)
          Net Realized and Unrealized Loss on Investments           (0.36)
                                                          ----------------
          Total from Investment Operations                          (0.39)
                                                          ----------------
       Net Asset Value at End of Period                            $ 9.61
                                                          ================
       Total Return (A) (B)                                         (3.90)%

       Ratios/Supplimental Data:
       Net Assets, End of Period (in 000s)                          $ 904

       Ratio of Expenses to Average Net Assets:
          Before Reimbursement of Expenses by Advisor               7.55% (C)
          After Reimbursement of Expenses by Advisor                2.00% (C)

       Ratio of Net Investment Loss to Average Net Assets:
          Before Reimbursement of Expenses by Advisor               (6.97)%(C)
          After Reimbursement of Expenses by Advisor                (1.42)%(C)

       Portfolio Turnover                                            0.30%

(A) Total Return Calculation Does Not Reflect Redemption Fee.
(B) For Periods Of Less Than A Full Year, The Total Return is Not Annualized
(C) Annualzied
(D) For the Period October 9, 2000 (commencement of operations) to December 31, 2000.

The accompanying notes are an integral part of these financial statements.

NOTES TO FINANCIAL STATEMENTS
December 31, 2000


TIMOTHY PLAN FAMILY OF FUNDS
--------------------------------------------------------------------------------

Note 1 - Significant Accounting Policies The Timothy Plan (the "Trust") is organized as a series of a Delaware business trust pursuant to a trust agreement dated December 16, 1993. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end diversified management investment company. The Trust currently consists of eight series: The Timothy Aggressive Growth Fund, The Timothy Conservative Growth Fund, The Timothy Fixed Income Fund, The Timothy Small-Cap Value Fund, The Timothy Large/Mid-Cap Growth Fund, The Timothy Large/Mid-Cap Value Fund, The Timothy Money Market Fund, and The Timothy Strategic Growth Fund, ("the Funds").

The Timothy Aggressive Growth Fund's investment objective is long-term growth of capital. The Fund seeks to achieve its investment objective by normally investing at least 65% of the Fund's total assets in US common stocks without regard to market capitalizations and investing in the securities of a limited number of companies which the Fund's Adviser believes show a high probability for superior growth.

The Timothy Conservative Growth Fund seeks to generate moderate levels of long-term capital growth with a secondary objective of current income. The Fund seeks to achieve its investment objective by normally investing at least 75% of its net assets in the following Funds: approximately 10%-15% of its net assets in the Timothy Small-Cap Value Fund; approximately 20%-25% of its net assets in the Timothy Large/Mid-Cap Value Fund; approximately 20%-25% of its net assets in the Timothy Large/Mid-Cap Growth Fund; and approximately 20%-25% in the Timothy Fixed Income Fund.

The Timothy Fixed Income Fund seeks to generate a high level of current income consistent with prudent investment risk. To achieve its goal, the Fund normally invests in a diversified portfolio of debt securities. These include corporate bonds, U.S. Government and agency securities and preferred securities. The Fund will only purchase high quality securities.

The Timothy Small-Cap Value Fund's primary objective is long-term capital growth, with a secondary objective of current income. The Fund seeks to achieve its investment objective by investing primarily in common stocks and ADRs while abiding by ethical standards established for investments by the Fund.

The Timothy Large/Mid-Cap Growth Fund's investment objective is long-term growth of capital. Current income is not a significant investment consideration and any such income realized will be considered incidental to the Fund's investment objective. The Fund seeks to achieve its investment objective by normally investing at least 65% of the Fund's total assets in US common stocks with market capitalizations in excess of $5 billion.

The Timothy Large/Mid-Cap Value Fund's investment objective is long-term capital growth, with a secondary objective of current income. The Fund seeks to achieve its objectives by primarily investing in common stocks and ADRs. The Large/Mid-Cap Value Fund will invest in the common stock of companies whose total market capitalization generally exceeds $1 billion.

The Timothy Money Market Fund seeks to generate a high level of current income consistent with the preservation of capital. To achieve its goal, the Fund normally invests in short-term debt instruments, such as obligations of the U.S. Government and its agencies, certificates of deposit, bankers acceptances, commercial paper and short-term corporate notes.

The Timothy Strategic Growth Fund seeks to generate medium to high levels of long-term capital growth. Current income is a consideration only to the extent that the Funds in which the Portfolio invests seek current income. The Fund seeks to achieve its investment objective by normally investing at least 75% of its net assets in the following Funds: approximately 15%-20% of net assets in the Timothy Small-Cap Value Fund; approximately 20%-25% of its net assets in the Timothy Large/Mid-Cap Value Fund; approximately 30%-35% of its net assets in the Timothy Large/Mid-Cap Growth Fund; and approximately 15%-20% in the Timothy Aggressive Growth Fund.

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles for investment companies.

A. Security Valuation. Investments in securities traded on a national securities exchange are valued at the last reported sales price on the last business day of the period. Unlisted securities or listed securities, in which there were no sales, are valued at the mean of the closing bid and ask prices. Short-term obligations with remaining maturities of 60 days or less are valued at cost plus accrued interest, which approximates market value.

B. Investment Income and Securities Transactions. Security transactions are accounted for on the date the securities are purchased or sold (trade date). Cost is determined and gains and losses are based on the identified cost basis for both financial statement and federal income tax purposes. Dividend income and distributions to shareholders are reported on the ex-dividend date. Interest income and expenses are accrued daily. The Timothy Small-Cap Value Fund has made certain investments in real estate investment trusts ("REITs") which pay dividends to their shareholders based upon available funds from operations. It is quite common for these dividends to exceed the REIT's taxable earnings and profits resulting in the excess portion of such dividends being designated as a return of capital.

C. Net Asset Value Per Share. Net asset value per share of the capital stock of the Funds is determined daily as of the close of trading on the New York Stock Exchange by dividing the value of its net assets by the number of Fund shares outstanding. Net Asset Value is calculated separately for each class of the following Funds, The Timothy Aggressive Growth Fund, The Timothy Conservative Growth Fund, The Timothy Small-Cap Value Fund, The Timothy Large/Mid-Cap Growth Fund, The Timothy Large/Mid-Cap Value Fund, The Timothy Strategic Growth Fund and The Timothy Fixed Income Fund, based on expenses applicable to a particular class. The net asset value of the classes may differ because of different fees and expenses charged to each class.

D. Classes Class specific expenses are borne by that class. Income, expenses, and realized and unrealized gains/losses are allocated to the respective classes on the basis of relative daily net assets.

E. Federal Income Taxes. It is the policy of the Funds to comply with all requirements of the Internal Revenue Code applicable to regulate investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no federal income tax provision is required. The Timothy Fixed Income has approximately $9,300 in capital losses available to offset future gains of which approximately $400 expires in 2004 and $8,900 expires in 2008.

The Large/Mid-Cap Value Fund, the Large/Mid-Cap Growth Fund and the Aggressive Growth Fund had net realized losses of $105,247, $1,763 and $36,882 respectively, during the period November 1, 2000 through December 31, 2000 which are treated for federal income tax purposes as arising during each Fund's tax year ending December 31, 2001. These "post October" losses may be utilized in future years to offset net realized capital gains prior to distributing such gains to shareholders.

F. Use of Estimates. In preparing financial statements in conformity with generally accepted accounting principles, management makes estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Note 2 - Purchases and Sales of Securities The following is a summary of the cost of purchases and proceeds from the sale of securities, other than short-term investments, for the period ended December 31, 2000:

              funds                        purchases                  sales
Agggressive Growth Fund                     $ 924,540                  $ 68,935
Conservative Growth Fund                    $ 739,427                   $ 2,643
Fixed Income Fund                           $ 864,734                 $ 193,634
Large/Mid-Cap Growth Fund                 $ 1,845,624                  $ 37,444
Large/Mid-Cap Value Fund                  $ 6,770,620               $ 1,925,593
Small-Cap Value Fund                     $ 23,926,581              $ 27,971,831
Strategic Growth Fund                     $ 1,312,582                   $ 2,198

Note 3 - Investment Management Fee and Other Transactions with Affiliates Timothy Partners, LTD., ("TPL") is the investment advisor for the Funds pursuant to an investment advisory agreement (the "Agreement") effective May 1, 1998. Under the terms of the Agreement, TPL receives a fee, accrued daily and paid monthly, at an annual rate of 0.85% of the average daily net assets of The Timothy Aggressive Growth, The Timothy Small-Cap Value, The Timothy Large/Mid-Cap Growth and The Timothy Large/Mid-Cap Value Funds; 0.60% of the average daily net assets of The Fixed Income and Money Market Funds; 0.15% of the average daily net assets of The Timothy Conservative Growth and The Timothy Strategic Growth Funds. TPL has voluntarily agreed to reduce fees payable to it by the Funds and reimburse other expenses to the extent necessary to limit the Funds' aggregate annual operating expenses, excluding brokerage commissions and other portfolio transaction expenses, interest, taxes, capital expenditures and extraordinary expenses to 0.85% for the Money Market Fund and to the specified percentages listed below for each class of shares:

          funds                   Class A       Class B
Agggressive Growth Fund             1.60%          2.35%
Conservative Growth Fund            1.20%          1.95%
Fixed Income Fund                   1.35%          2.10%
Large/Mid-Cap Growth Fund           1.60%          2.35%
Large/Mid-Cap Value Fund              N/A            N/A
Small-Cap Value Fund                  N/A            N/A
Strategic Growth Fund               1.25%          2.00%

For the period ended December 31, 2000, TPL reimbursed the Funds as follows:

             funds                              reimbursements
Agggressive Growth Fund                                $ 8,709
Conservative Growth Fund                               $ 8,889
Fixed Income Fund                                     $ 55,733
Large/Mid-Cap Growth Fund                              $ 8,486
Large/Mid-Cap Value Fund                              $ 57,380
Money Market Fund                                     $ 36,941
Small-Cap Value Fund                                  $ 65,155
Strategic Growth Fund                                  $ 9,113


The Timothy Aggressive Growth, Timothy Conservative Growth, Timothy Fixed Income, Timothy Large/Mid-Cap Growth, Timothy Large/Mid-Cap Value, Timothy Money Market, Timothy Small-Cap Value, and Timothy Strategic Growth Funds have adopted shareholder services plans (the "Plans") pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended. The Plans provide that the Fund will reimburse TPL or others for expenses actually incurred in the promotion or distribution of shares. Under the Class A Plan, the Funds will reimburse TPL a fee at an annual rate of 0.25%, payable monthly, of the average daily net assets attributable to such class of shares. Under the Class B Plans, the Fund will reimburse TPL a fee at an annual rate of 1.00%, payable monthly, of which, 0.25% may be a service fee and 0.75% may be payable to outside broker/dealers, of the average daily net assets attributable to such class of shares. For the year ended December 31, 2000 the Timothy Money Market Fund did not make any payments. For the period ended December 31, 2000, the Funds reimbursed TPL for distribution costs incurred as follows:

        funds                                         distribution costs
Aggressive Growth Fund                                              $ 333
Conservative Growth Fund                                            $ 770
Fixed Income Fund                                                 $ 5,085
Large/Mid-Cap Growth Fund                                           $ 761
Large/Mid-Cap Value Fund                                         $ 22,141
Small-Cap Value Fund                                            $ 194,428
Strategic Growth Fund                                             $ 1,202


Note 4. Unrealized Appreciation (Depreciation) At December 31, 2000, the cost for federal income tax purposes is and the composition of gross unrealized appreciation (depreciation) of investment securities is as follows:

          funds                      cost            app            dep        net app. / dep.
Aggressive Growth Fund           $ 1,064,305       $ 34,424       $ (69,852)       $ (35,428)
Conservative Growth Fund           $ 736,871       $ 11,719       $ (14,895)        $ (3,176)
Fixed Income Fund                $ 1,096,146       $ 14,359       $ (27,077)       $ (12,718)
Large/Mid-Cap Growth Fund        $ 2,178,371       $ 37,505      $ (100,730)       $ (63,225)
Large/Mid-Cap Value Fund         $ 6,755,614    $ 1,110,138      $ (290,208)       $ 819,930
Money Market Fund                $ 1,282,676            N/A             N/A              N/A
Small-Cap Value Fund            $ 28,990,992    $ 5,522,189    $ (2,812,173)     $ 2,710,016
Strategic Growth Fund            $ 1,310,593       $ 16,583       $ (52,964)       $ (36,381)

Note 5. Capital Activity

On June 26, 2000 the Timothy Fixed Income, Timothy Large/Mid-Cap Value and the Timothy Small-Cap Value Funds' Class C shares were liquidated and exchanged for Class B shares. With respect to the Timothy Fixed Income Fund, 2,946 of Class C shares in the amount of $27,868 were exchanged for 2,949 of class B shares. With respect to the Timothy Large/Mid-Cap Value Fund, 17,992 of Class C shares in the amount of $169,662 were exchanged for 18,030 of Class B shares. With respect to the Timothy Small-Cap Value Fund 29,597 of Class C shares in the amount of $350,722 were exchanged for 26,896 of Class B shares.

REPORT OF INDEPENDENT CERTIFIED PUBLIC ACCOUNTS
February 21, 2001

TIMOTHY PLAN FAMILY OF FUNDS

TO THE SHAREHOLDERS AND BOARD OF TRUSTEES
THE TIMOTHY PLAN
WINTER PARK, FLORIDA

We have audited the accompanying statements of assets and liabilities of The Timothy Plan (comprising respectively; The Timothy Aggressive Growth Fund, The Timothy Conservative Growth Fund, The Timothy Fixed Income Fund, The Timothy Small-Cap Value Fund, The Timothy Large/Mid-Cap Growth Fund, The Timothy Large/Mid-Cap Value Fund, The Timothy Money Market Fund and The Timothy Strategic Growth Fund), including the portfolios of investments as of December 31, 2000, the related statements of operations for the periods then ended and the statements of changes in net assets and the financial highlights for each of the periods indicated thereon. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2000, by correspondence with the custodian and brokers or by other appropriate procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of The Timothy Plan as of December 31, 2000, the results of its operations for the periods then ended, and the changes in its net assets and the financial highlights for each of the periods indicated thereon, in conformity with generally accepted accounting principles.

                                                            TAIT, WELLER & BAKER

PHILADELPHIA, PENNSYLVANIA
FEBRUARY 21, 2001